LIFE OF VIRGINIA SEPARATE ACCOUNT 4


Statements of Assets and Liabilities (Audited)

Year ended December 31, 1997

(With Independent Auditors' Report Thereon)

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Table of Contents

Year ended December 31, 1997

=============================================================================

                                                                         Page

Independent Auditors' Report................................................1

Financial Statements:

      Statements of Assets and Liabilities..................................3
      Statements of Operations..............................................9
      Statements of Changes in Net Assets..................................20

Notes to Financial Statements..............................................31

=============================================================================

Report of Independent Auditors


Contractholders
Life of Virginia Separate Account 4
   and Board of Directors
The Life Insurance Company of Virginia


We have audited the accompanying statements of assets and liabilities of Life of Virginia Separate Account 4 (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Value Equity and Income Funds; the Oppenheimer Variable Account Funds--Bond, Capital Appreciation, Growth, High Income and Multiple Strategies Funds; the Variable Insurance Products Fund--Equity-Income, Growth and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products III--Growth & Income and Growth Opportunities Portfolios; the Federated Investors Insurance Series--American Leaders, High Income Bond and Utility Funds II; the Alger American--Small Cap and Growth Portfolios; the PBHG Insurance Series Fund--PBHG Large Cap Growth and PBHG Growth II Portfolios; and the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth and Capital Appreciation Portfolios) as of December 31, 1997 and the related statements of operations and changes in net assets for the aforementioned funds and the GE Investments Funds Inc. --Government Securities Fund; Oppenheimer Variable Account Funds--Money Fund; Variable Insurance Products Funds--Money Market and High Income Portfolios; and Neuberger & Berman Advisers Management Trust--Balanced, Bond and Growth Portfolios of Life of Virginia Separate Account 4 for each of the two years or lesser periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The accompanying statements of operations and changes in net assets of Life of Virginia Separate Account 4 for the year or period ended December 31, 1995, were audited by other auditors, whose report thereon dated February 8, 1996 expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 1997 and 1996 financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Life of Virginia Separate Account 4 as of December 31, 1997 and the results of their operations and changes in their net assets for each of the two years or lesser periods then ended in conformity with generally accepted accounting principles.





Richmond, Virginia
February 13, 1998

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Statements of Assets and Liabilities

December 31, 1997

-------------------------------------------------------------------------------

                                                                              GE Investment Funds, Inc.
                                                                   (formerly Life Of Virginia Series Fund, Inc.)
                                                                ------------------------------------------------
                                                                             S&P 500         Money         Total
                                                                               Index        Market        Return
                                                                                Fund          Fund          Fund
----------------------------------------------------------------------------------------------------------------

Investment GE Investments Funds, Inc.,
 at fair value (note 2):
  S&P 500 Index Fund (7,976,419 shares; cost - $145,723,059)          $  153,386,538         -              -
  Money Market Fund (118,336,576 shares; cost - $117,791,205)                  -       118,336,576          -
  Total Return Fund (3,370,192 shares; cost - $48,733,062)                     -             -        44,520,238
  International Equity Fund (2,151,087 shares; cost - $24,524,231)             -             -              -
  Real Estate Securities Fund (3,452,544 shares; cost - $48,950,718)           -             -              -
  Global Income Fund (611,834 shares; cost - $6,150,915)                       -             -              -
  Value Equity Fund (1,199,676 shares; cost - $14,841,949)                     -             -              -
  Income Fund (1,845,624 shares; cost - $22,362,706)                           -             -              -
Receivable from affiliate                                                    131,054         -            34,825
Receivable for units sold                                                     52,884     5,964,313          -

----------------------------------------------------------------------------------------------------------------

                                                                      $  153,570,476   124,300,889    44,555,063
----------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                        $      144,152       606,185        27,866
Payable for units withdrawn                                                    -             -                80
----------------------------------------------------------------------------------------------------------------

Total liabilities                                                            144,152       606,185        27,946
----------------------------------------------------------------------------------------------------------------

Net Assets                                                            $  153,426,324   123,694,704    44,527,117
----------------------------------------------------------------------------------------------------------------

Analysis of net assets:
Attributable to:
  Variable deferred annuity contractholders                          $  153,426,324   123,694,704     44,527,117
  The Life Insurance Company
  of Virginia                                                                 -             -              -
----------------------------------------------------------------------------------------------------------------

Net assets                                                           $  153,426,324   123,694,704     44,527,117
----------------------------------------------------------------------------------------------------------------

Outstanding units: Type I (note 2)                                          918,847     3,512,260        631,828
----------------------------------------------------------------------------------------------------------------

Net asset value per unit: Type I                                     $        39.63         14.77          28.96
----------------------------------------------------------------------------------------------------------------

Outstanding units: Type II (note 2)                                       3,025,140     4,980,487        928,145
----------------------------------------------------------------------------------------------------------------

Net asset value per unit: Type II                                    $        38.68         14.42          28.26
----------------------------------------------------------------------------------------------------------------



                                                                         GE Investments Funds, Inc.
                                                                 (formerly Life of Virginia Series Fund, Inc.)
                                                              ---------------------------------------------------------------------
                                                                   International   Real Estate       Global     Value
                                                                          Equity    Securities       Income    Equity       Income
                                                                            Fund          Fund         Fund      Fund         Fund
-----------------------------------------------------------------------------------------------------------------------------------
Investment GE Investments Funds, Inc.,
at fair value (note 2):
  S&P 500 Index Fund (7,976,419 shares; cost - $145,723,059)               -             -            -          -               -
  Money Market Fund (118,336,576 shares; cost - $117,791,205)              -             -            -          -               -
  Total Return Fund (3,370,192 shares; cost - $48,733,062)                 -             -            -          -               -
  International Equity Fund (2,151,087 shares; cost - $24,524,231)    22,973,610         -            -          -               -
  Real Estate Securities Fund (3,452,544 shares; cost - $48,950,718)       -        52,754,866        -          -               -
  Global Income Fund (611,834 shares; cost - $6,150,915)                   -             -      6,026,567        -               -
  Value Equity Fund (1,199,676 shares; cost - $14,841,949)                 -             -            -    15,727,748            -
  Income Fund (1,845,624 shares; cost - $22,362,706)                       -             -            -          -      22,350,507
Receivable from affiliate                                                 12,571       26,750         -        14,492            -
Receivable for units sold                                                  -               27      89,788     166,328            -
-----------------------------------------------------------------------------------------------------------------------------------

Total assets                                                          22,986,181   52,781,643   6,116,355  15,908,568    2,350,507
----------------------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                             7,311       22,389       1,057       8,560      306,136
Payable for units withdrawn                                              102,337       75,457        -         -            33,511
----------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                        109,648      97,846        1,057       8,560      339,647
----------------------------------------------------------------------------------------------------------------------------------

Net Assets                                                            22,876,533  52,683,797    6,115,298  15,900,008   22,010,860
----------------------------------------------------------------------------------------------------------------------------------

Analysis of net assets:
Attributable to:
  Variable deferred annuity contractholders                            9,954,696  33,635,732      944,793  11,923,320   22,010,860
  The Life Insurance Company
  of Virginia                                                         12,921,837  19,048,065    5,170,505   3,976,688            -
----------------------------------------------------------------------------------------------------------------------------------

Net assets                                                            22,876,533  52,683,797    6,115,298  15,900,008   22,010,860
----------------------------------------------------------------------------------------------------------------------------------

Outstanding units: Type I (note 2)                                     1,212,802   1,385,306      516,898     479,621    1,295,638
----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit: Type I                                           12.53       18.46        10.26       13.15        10.01
----------------------------------------------------------------------------------------------------------------------------------

Outstanding units: Type II (note 2)                                      614,410   1,478,247       79,290     730,616      903,249
----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit: Type II                                          12.50       18.34        10.24       13.13        10.01
----------------------------------------------------------------------------------------------------------------------------------


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                                                                                  Oppenheimer Variable Account Funds
                                                                 -----------------------------------------------------------------
                                                                                     Capital                      High    Multiple
                                                                              Bond Appreciation    Growth       Income  Strategies
Assets                                                                        Fund      Fund         Fund         Fund        Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment in Oppenheimer Variable Account Funds,
   at fair value (note 2):
   Bond Fund (3,338,044 shares;  cost-$38,648,132)                  $39,756,108        -           -            -            -
   Capital Appreciation Fund (5,085,365 shares; cost-$177,299,340)         -      208,296,549      -            -            -
   Growth Fund (4,282,333 shares; cost-$115,624,020)                       -           -      138,918,887       -            -
   High Income Fund (12,856,952 shares; cost-$143,356,020)                 -           -           -       148,112,092       -
   Multiple Strategies Fund (4,239,791 shares; cost-$61,776,406)           -           -           -            -       72,118,841
Receivable from affiliate                                                 3,463        56,595      -            89,573      13,227
Receivable for units sold                                                84,091        81,846     211,756      188,070       6,302
----------------------------------------------------------------------------------------------------------------------------------

Total assets                                                        $39,843,662   208,434,990 139,130,643  148,389,735  72,138,370
----------------------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                      $    43,140       587,754     114,827      104,109     114,775
Payable for units withdrawn                                              54,839        -           -            -               42
----------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                        97,979       587,754     114,827      104,109     114,817
----------------------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable deferred annuity
  contractholders                                                   $39,745,683   207,847,236 139,015,816  148,285,626  72,023,553
----------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                     929,630     2,591,419   1,291,813    1,869,843   1,553,549
----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                   $     20.92         36.52       37.62        31.32       26.43
----------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                    994,017     3,176,448   2,462,359    2,934,974   1,200,126
----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                  $     20.42         35.64       36.72        30.57       25.80
----------------------------------------------------------------------------------------------------------------------------------


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                                                                                     Variable Insurance Products Fund
                                                                               -----------------------------------------
                                                                                   Equity-
                                                                                    Income         Growth      Overseas
                                                                                 Portfolio      Portfolio     Portfolio
-----------------------------------------------------------------------------------------------------------------------

Investment in Variable Insurance Products
Fund, at fair value (note 2):
  Equity-Income Portfolio (25,284,474 shares; cost - $481,451,916)           $ 613,907,020              -             -
  Growth Portfolio (8,496,260 shares; cost - $238,768,154)                               -    315,211,237             -
  Overseas Portfolio (5,812,347 shares; cost - $99,900,187)                              -              -   111,597,056
Receivable from affiliate                                                          204,695        116,417        14,558
Receivable for units sold                                                          118,450         58,665             -
-----------------------------------------------------------------------------------------------------------------------

Total assets                                                                 $ 614,230,165    315,386,319   111,611,614
-----------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note3)                                $     437,839        312,937       172,653
Payable for units withdrawn                                                        209,554         59,775     3,134,340
-----------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                  647,393        372,712     3,306,993
-----------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable deferred annuity contractholders         $ 613,582,772    315,013,607   108,304,621
-----------------------------------------------------------------------------------------------------------------------

Outstanding units: Type I (note 2)                                               6,589,338      4,467,825     3,398,260
-----------------------------------------------------------------------------------------------------------------------

Net asset value per unit: Type I                                             $       37.36          39.40         21.16
-----------------------------------------------------------------------------------------------------------------------

Outstanding units: Type II (note 2)                                             10,074,173      3,614,598     1,762,588
-----------------------------------------------------------------------------------------------------------------------

Net asset value per unit: Type II                                            $       36.47          38.45         20.65
-----------------------------------------------------------------------------------------------------------------------

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                                                                                    Variable Insurance        Variable Insurance
                                                                                     Products Fund II          Products Fund III
                                                                               --------------------------------------------------
                                                                                     Asset                Growth &         Growth
                                                                                   Manager   Contrafund     Income  Opportunities
                                                                                 Portfolio    Portfolio  Portfolio      Portfolio
---------------------------------------------------------------------------------------------------------------------------------

Investment in Variable Insurance Products Fund II, at fair value (note 2):
  Asset Manager Portfolio (26,932,347 shares;  cost - $393,528,382)          $ 485,051,564            -          -              -
  Contrafund Portfolio (12,134,794 shares; cost - $193,722,470)                          -  241,967,789          -              -

Investment in Variable Insurance Products Fund III, at fair value (note 2):
  Growth & Income Portfolio (1,247,313 shares; cost - $15,170,737)                       -            - 15,628,837              -
  Growth Opportunities Portfolio (883,879 shares; cost - $15,976,584)                    -            -          -     17,032,342

Receivable from affiliate                                                            5,351      176,780     25,307          3,157
Receivable for units sold                                                           43,195      255,163     64,010         64,775
---------------------------------------------------------------------------------------------------------------------------------

Total assets                                                                 $ 485,100,110  242,399,732 15,718,154     17,100,274
---------------------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                               $   1,187,116      176,209      9,932         12,499
Payable for units withdrawn                                                         38,182       86,127          -              -
----------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                1,225,298      262,336      9,932         12,499
----------------------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable deferred annuity contractholders         $ 483,874,812  242,137,396 15,708,222     17,087,775
----------------------------------------------------------------------------------------------------------------------------------

Outstanding units: Type I (note 2)                                              17,101,510    3,296,201    294,329        341,417
----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit: Type I                                             $       24.53        20.47      12.38          12.30
----------------------------------------------------------------------------------------------------------------------------------

Outstanding units: Type II (note 2)                                              2,678,933    8,595,677    976,086      1,049,540
----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit: Type II                                            $       24.03        20.32      12.36          12.28
----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------



                                                                                            Federated Investors
                                                                                            Insurance Series
                                                                              -----------------------------------------
                                                                                 American           High
                                                                                  Leaders    Income Bond       Utility
Assets                                                                            Fund II        Fund II       Fund II
-------------------------------------------------------------------------------------------------------------------------

Investments in Federated Investors Insurance Series, at fair value (note 2):
     American Leaders Fund II (1,767,003 shares; cost - $31,138,913)        $  34,686,268              -             -
     High Income Bond Fund II (3,216,287 shares; cost - $33,511,201)                    -     35,218,348             -
     Utility Fund II (2,126,742 shares - cost - $24,061,328)                            -              -    30,391,148
Investment in Alger American, at fair value (note 2):
     Small Cap Portfolio (1,690,554 shares; cost - $70,050,792)                         -              -             -
     Growth Portfolio (1,691,682 shares; cost - $61,989,581)                            -              -             -
PBHG Insurance Series Fund at fair value (note 2):
     PBHG Large Cap Growth Portfolio (401,761 shares; cost - $4,598,913)                -              -             -
     PBHG Growth II Portfolio (629,476 shares; cost - $6,856,693)                       -              -             -
Receivable from affiliate                                                           9,118          6,282        20,101
Receivable for units sold                                                         223,715         12,611        12,121
-------------------------------------------------------------------------------------------------------------------------

Total assets                                                                $  34,919,101     35,237,241    30,423,370
-------------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                              $      25,357         26,612        22,088
Payable for units withdrawn                                                            18         15,282         3,388
-------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                  25,375         41,894        25,476
-------------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable deferred annuity contractholders        $  34,893,726     35,195,347    30,397,894
-------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                               361,619        456,124       485,332
-------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                           $       14.48          15.11         16.88
-------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                            2,056,691      1,886,887     1,325,701
-------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                          $       14.42          15.00         16.75
-------------------------------------------------------------------------------------------------------------------------




Statements of Assets and Liabilities, Continued



--------------------------------------------------------------------------------



                                                                                         Alger American
                                                                                ---------------------------
                                                                                        Small
                                                                                          Cap        Growth
Assets                                                                              Portfolio     Portfolio
------------------------------------------------------------------------------------------------------------

Investments in Federated Investors Insurance Series, at fair value (note 2):
     American Leaders Fund II (1,767,003 shares; cost - $31,138,913)                       -             -
     High Income Bond Fund II (3,216,287 shares; cost - $33,511,201)                       -             -
     Utility Fund II (2,126,742 shares - cost - $24,061,328)                               -             -
Investment in Alger American, at fair value (note 2):
     Small Cap Portfolio (1,690,554 shares; cost - $70,050,792)                   73,961,717             -
     Growth Portfolio (1,691,682 shares; cost - $61,989,581)                               -    72,336,337
PBHG Insurance Series Fund at fair value (note 2):
     PBHG Large Cap Growth Portfolio (401,761 shares; cost - $4,598,913)                   -             -
     PBHG Growth II Portfolio (629,476 shares; cost - $6,856,693)                          -             -
Receivable from affiliate                                                             23,461        28,703
Receivable for units sold                                                                  -         7,598
-----------------------------------------------------------------------------------------------------------

Total assets                                                                      73,985,178    72,372,638
-----------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                                        56,893       156,426
Payable for units withdrawn                                                          100,595        62,399
-----------------------------------------------------------------------------------------------------------

Total liabilities                                                                    157,488       218,825
-----------------------------------------------------------------------------------------------------------

Net assets attributable to variable deferred annuity contractholders              73,827,690    72,153,813
-----------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                                1,325,070     1,022,514
-----------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                                      10.64         13.42
-----------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                               5,645,458     4,380,186
-----------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                                     10.58         13.34
-----------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities, Continued



-------------------------------------------------------------------------------



                                                                                PBHG Insurance Series Fund
                                                                              -------------------------
                                                                               PBHG Large         PBHG
                                                                               Cap Growth    Growth II
Assets                                                                          Portfolio    Portfolio
-------------------------------------------------------------------------------------------------------

Investments in Federated Investors Insurance Series, at fair value (note 2):
     American Leaders Fund II (1,767,003 shares; cost - $31,138,913)                    -            -
     High Income Bond Fund II (3,216,287 shares; cost - $33,511,201)                    -            -
     Utility Fund II (2,126,742 shares - cost - $24,061,328)                            -            -
Investment in Alger American, at fair value (note 2):
     Small Cap Portfolio (1,690,554 shares; cost - $70,050,792)                         -            -
     Growth Portfolio (1,691,682 shares; cost - $61,989,581)                            -            -
PBHG Insurance Series Fund at fair value (note 2):
     PBHG Large Cap Growth Portfolio (401,761 shares; cost - $4,598,913)        4,748,811            -
     PBHG Growth II Portfolio (629,476 shares; cost - $6,856,693)                       -    6,766,864
Receivable from affiliate                                                          19,040          423
Receivable for units sold                                                          24,969      241,497
-------------------------------------------------------------------------------------------------------

Total assets                                                                    4,792,820    7,008,784
-------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                                     21,750        5,127
Payable for units withdrawn                                                        52,803       51,717
-------------------------------------------------------------------------------------------------------

Total liabilities                                                                  74,553       56,844
-------------------------------------------------------------------------------------------------------

Net assets attributable to variable deferred annuity contractholders            4,718,267    6,951,940
-------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                                 55,997       76,611
-------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                                   11.73        10.67
-------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                              346,833      576,010
-------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                                  11.71        10.65
-------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------



                                                                                               Janus Aspen Series
                                                                    -----------------------------------------------------------
                                                                       Aggressive                    Worldwide
                                                                           Growth        Growth         Growth      Balanced
Assets                                                                  Portfolio     Portfolio      Portfolio     Portfolio
-------------------------------------------------------------------------------------------------------------------------------

Investment in Janus Aspen Series,
  at fair value (note 2):
     Aggressive Growth Portfolio
        (5,150,041 shares; cost - $90,470,714)                        105,833,338             -              -             -
     Growth Portfolio (12,128,299
       shares; cost - $177,459,821)                                             -   224,130,972              -             -
     Worldwide Growth Portfolio
       (14,763,565 shares; cost - $285,300,634)                                 -             -    345,319,777             -
     Balanced Portfolio (4,444,303
       shares; cost - $72,670,094)                                              -             -              -    77,641,966
     Flexible Income Portfolio
       (1,218,449 shares; cost - $14,017,277)                                   -             -              -             -
     International Growth Portfolio
       (3,130,281 shares; cost - $56,025,325)                                   -             -              -             -
     Capital Appreciation Portfolio
       (214,897 shares; cost - $2,699,822)                                      -             -              -             -
Receivable from affiliate                                                  48,595        24,477        118,902        52,126
Receivable for units sold                                                  10,900       166,892        194,595         5,036
-------------------------------------------------------------------------------------------------------------------------------

Total assets                                                          105,892,833   224,322,341    345,633,274    77,699,128
-------------------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                             77,711       253,424        249,062        52,851
Payable for units withdrawn                                                     -             -        258,130         8,042
-------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                          77,711       253,424        507,192        60,893
-------------------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable deferred annuity contractholders $105,815,122   224,068,917    345,126,082    77,638,235
-------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                     1,817,576     4,505,765      4,938,272     2,481,552
-------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                           20.26         19.15          23.10         14.73
-------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                    3,442,667     7,270,898     10,111,685     2,804,435
-------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                          20.04         18.95          22.85         14.65
-------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.





Statements of Assets and Liabilities, Continued



------------------------------------------------------------------------------


                                                                       -------------------------------------------
                                                                         Flexible     International        Capital
                                                                           Income            Growth   Appreciation
Assets                                                                  Portfolio        Portfolio       Portfolio
------------------------------------------------------------------------------------------------------------------
Investment in Janus Aspen Series, at fair value (note 2):
     Aggressive Growth Portfolio
        (5,150,041 shares; cost - $90,470,714)                                  -                -               -
     Growth Portfolio (12,128,299
       shares; cost - $177,459,821)                                             -                -               -
     Worldwide Growth Portfolio
       (14,763,565 shares; cost - $285,300,634)                                 -                -               -
     Balanced Portfolio (4,444,303
       shares; cost - $72,670,094)                                              -                -               -
     Flexible Income Portfolio
       (1,218,449 shares; cost - $14,017,277)                          14,353,326                -               -
     International Growth Portfolio
       (3,130,281 shares; cost - $56,025,325)                                   -       57,847,585               -
     Capital Appreciation Portfolio
       (214,897 shares; cost - $2,699,822)                                      -                -       2,712,004
Receivable from affiliate                                                   4,412           34,124             812
Receivable for units sold                                                  42,930                -           1,500
------------------------------------------------------------------------------------------------------------------

Total assets                                                           14,400,668       57,881,709       2,714,316
------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                             10,126           40,026          39,487
Payable for units withdrawn                                                53,791        3,175,957           5,254
------------------------------------------------------------------------------------------------------------------

Total liabilities                                                          63,917        3,215,983          44,741
------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable deferred annuity contractholders   14,336,751       54,665,726       2,669,575
------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                       280,878        1,004,669          49,257
------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                           12.52            13.69           12.56
------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                      869,089        3,001,600         163,550
------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                          12.45            13.63           12.54
------------------------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Statements of Operations



                                      GE Investments Funds, Inc. (formerly Life of Virginia Series Fund, Inc.)
-------------------------------------------------------------------------------------------------

                                                    S&P 500                         Government
                                                     Index                          Securities
                                                     Fund                             Fund
                                        -------------------------------- -------------------------------
                                               Year ended December 31,          Year ended December 31,
                                             1997       1996       1995      1997       1996       1995
--------------------------------------------------------------------------------------------------------

Investment income:
    Income - Dividends                  4,001,897  23,435,279   411,769         -   1,309,648   565,524
    Expenses - Mortality and expense
      risk charges (note 3)             1,356,740    492,403    139,329   147,796    143,919     83,929
-------------------------------------------------------------------------------------------------------

Net investment income (expense)         2,645,157  22,942,876   272,440  (147,796)  1,165,729   481,595
-------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
  on investments:
      Net realized gain (loss)          (899,446)  1,510,464    345,068  (242,895)   (68,248)   (20,275)
      Unrealized appreciation
         (depreciation) on investments 21,611,136 (16,204,375) 2,539,788   987,049   (995,503)   567,616
-------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                     20,711,690 (14,693,911) 2,884,856   744,154   (1,063,751) 547,341
----------------------------------------------------------------------------------------------------------

Increase in net assets
    from operations                     23,356,847 8,248,965  3,157,296   596,358    101,978  1,028,936
----------------------------------------------------------------------------------------------------------

                                              GE Investments Funds, Inc. (formerly Life
                                                         of Virginia Series Fund, Inc.)
                                      -----------------------------------------------------------------
                                                  Money Market                     Total Return
                                                    Fund                             Fund
                                      --------------------------------- ----------------------------------
                                               Year ended December 31,          Year ended December 31,
                                            1997       1996       1995       1997      1996       1995
----------------------------------------------------------------------------------------------------------

Investment income:
    Income - Dividends                 5,626,589  5,204,323  1,098,198  6,098,862  9,319,880   1,576,466
    Expenses - Mortality and expense
      risk charges (note 3)            1,421,044    980,270    144,841    496,469    357,589     187,419
----------------------------------------------------------------------------------------------------------

Net investment income (expense)        4,205,545  4,224,053    953,357  5,602,393  8,962,291   1,389,047
---------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
  on investments:
      Net realized gain (loss)        (4,421,730) 1,686,452    312,501   (454,827)   614,446     308,073
      Unrealized appreciation
         (depreciation) on investments 4,383,879 (2,984,484) (757,472)   657,828  (6,827,262)  1,987,241
-------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                     (37,851) (1,298,032) (444,971)   203,001   (6,212,816) 2,295,314
--------------------------------------------------------------------------------------------------------

Increase in net assets
    from operations                    4,167,694  2,926,021    508,386  5,805,394   2,749,475 3,684,361
---------------------------------------------------------------------------------------------------------


                                               GE Investments Funds, Inc. (formerly Life of Virginia Series Fund, Inc.)
                                                                          (continued)

                                            -----------------------------------------------------


                                                       International                     Real Estate
                                                        Equity                           Securities
                                                         Fund                              Fund
                                            ---------------------------------     ------------------------
                                                                   Period from
                                                                        May 23,
                                            Year ended   Year ended     1996 to   Year ended    Year ended
                                            December 31  December 31 December 31,  December 31,  December 31,
                                                 1997         1996      1995         1997              1996
-------------------------------------------------------  -----------------------  -------------------------

Investment income:
    Income - Dividends                      2,686,699    1,056,063    31,010      5,456,896      1,627,291
    Expenses - Mortality and expense risk
      charges (note 3)                        113,987       56,953     4,298        292,230        49,030
-------------------------------------------------------  -----------------------  -------------------------

Net investment income                       2,572,712      999,110    26,712      5,164,666     1,578,261
-------------------------------------------------------  -----------------------  ------------------------

Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss)                  665,649       86,537       646      2,710,582      299,159
    Unrealized appreciation (depreciation)
      on investments                        (1,565,382)    (11,119)   25,880     (1,305,117)   4,059,521
-------------------------------------------------------  -------------------------------------------------

Net realized and unrealized gain (loss) on
 investments                                  (899,733)      75,418    26,526     1,405,465   4,358,680
-------------------------------------------------------  ------------------------------------------------

Increase in net assets from operations       1,672,979    1,074,528    53,238     6,570,131   5,936,941
-------------------------------------------------------  -----------------------------------------------


                                           --------------------------------------------


                                                            Global        Value
                                                            Income       Equity          Income
                                                             Fund         Fund            Fund
                                            -----------  ----------     ----------     ----------
                                            Period from  Period from   Period from     Period from
                                                 May 2,       May 1,        May 1,    December 12,
                                                1995 to      1997 to       1997 to         1997 to
                                            December 31  December 31   December 31    December 31,
                                                   1995         1997          1997            1997
-------------------------------------------------------------------------------------------------

Investment income:
    Income - Dividends                        670,339       300,672       142,788          58,034
    Expenses - Mortality and expense risk
      charges (note 3)                          2,663         2,982        38,307          14,197
-------------------------------------------------------------------------------------------------

Net investment income                         667,676       297,690       104,481         43,837
------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss)                   24,928         2,417      357,048         (6,710)
    Unrealized appreciation (depreciation)
      on investments                        1,049,744      (124,348)     885,799        (12,199)
------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
  investments                               1,074,672      (121,931)   1,242,847        (18,909)
------------------------------------------------------------------------------------------------

Increase in net assets from operations      1,742,348       175,759    1,347,328         24,928
------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                          Oppenheimer Variable Account Funds
-----------------------------------------------------------------

                                 -----------------------------------

                                                 Money
                                                 Fund
                                 ----------------------------------
                                           Year ended December 31,
                                         1997       1996       1995
--------------------------------------------------------------------

Investment income:
    Income - Dividends              $   110,711    175,537   303,556
    Expenses - Mortality and expense
       risk charges (note 3)             25,908     40,663     64,415
---------------------------------------------------------------------

Net investment income (expense)          84,803    134,874    239,141
---------------------------------------------------------------------

Net  realized and unrealized gain
  (loss) on investments:
      Net realized gain                     -          -          -
      Unrealized appreciation
         (depreciation) on investments      -          -          -
--------------------------------------------------------------------

Net realized and unrealized gain (loss)
    on investments                          -          -          -
--------------------------------------------------------------------

Increase in net assets
     from operations                   $ 84,803    134,874    239,141
--------------------------------------------------------------------



          Oppenheimer Variable Account Funds
                                -----------------------------------

                                              Bond
                                              Fund
                                 -----------------------------------
                                       Year ended December 31,
                                     1997       1996       1995
---------------------------------------------------------------------

Investment income:
    Income - Dividends               2,260,511  1,774,226 1,222,079
    Expenses - Mortality and expense
       risk charges (note 3)           437,693    336,825   220,766
---------------------------------------------------------------------

Net investment income (expense)      1,822,818  1,437,401 1,001,313
---------------------------------------------------------------------

Net realized and unrealized gain
 (loss) on investments:
      Net realized gain                187,695    106,242     53,120
      Unrealized appreciation
         (depreciation) on investments 663,371   (442,815) 1,654,610
---------------------------------------------------------------------

Net realized and unrealized gain
    (loss) on investments              851,066   (336,573) 1,707,730
---------------------------------------------------------------------

Increase in net assets
     from operations                 2,673,884  1,100,828  2,709,043
---------------------------------------------------------------------

                                Oppenheimer Variable Account Funds
                                ------------------------------------
                                             Capital
                                            Appreciation
                                              Fund
                                ------------------------------------
                                         Year ended December 31,
                                      1997       1996         1995
--------------------------------------------------------------------

Investment income:
    Income - Dividends               8,221,818  6,069,096    331,803
    Expenses - Mortality and expense
       risk charges (note 3)         2,381,196  1,506,102    868,053
---------------------------------------------------------------------

Net investment income (expense)      5,840,622  4,562,994   (536,250)
---------------------------------------------------------------------

Net  realized and unrealized gain
   (loss) on investments:
      Net realized gain              6,868,228  6,301,279  1,666,666
      Unrealized appreciation
         (depreciation) on
         investments)                5,927,622  7,478,382 18,977,772
---------------------------------------------------------------------

Net realized and unrealized gain
    (loss) on investments          12,795,850  13,779,661 20,644,438
----------------------------------------------------------------------

Increase in net assets
     from operations               18,636,472  18,342,655 20,108,188
----------------------------------------------------------------------





                                Oppenheimer Variable Account Funds
                                -----------------------------------

                                             Growth
                                              Fund
                                 ---------------------------------
                                            Year ended December 31,
                                      1997       1996        1995
-------------------------------------------------------------------

Investment income:
    Income - Dividends               4,911,400  3,110,376   393,011
    Expenses - Mortality and expense
       risk charges (note 3)         1,372,378    599,846   265,718
--------------------------------------------------------------------

Net investment income (expense)      3,539,022  2,510,530   127,293
--------------------------------------------------------------------

Net realized and unrealized gain
  (loss) on investments:
      Net realized gain              5,826,603  1,959,742   739,151
      Unrealized appreciation
         (depreciation) on
         investments)               11,621,155 5,568,726  5,287,316
--------------------------------------------------------------------

Net realized and unrealized gain
    (loss) on investments           17,447,758 7,528,468  6,026,467
--------------------------------------------------------------------

Increase in net assets
     from operations               20,986,780 10,038,998 6,153,760
--------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT 4


-------------------------------------------------------------------------------------------------------

                                             Oppenheimer Variable Account Funds (continued)
                                 ----------------------------------------------------------------------
                                              High                           Multiple
                                             Income                          Strategies
                                              Fund                             Fund
                                 -------------------------------- -------------------------------------
                                         Year ended December 31,          Year ended December 31,
                                      1997       1996       1995      1997       1996       1995
-------------------------------------------------------------------------------------------------------

Investment income:
    Income - Dividends              $9,138,791  6,387,294  3,582,283  4,485,399  3,343,955 2,521,297
    Expenses - Mortality and expense
      risk charges (note 3)          1,397,317    825,956    471,932    794,598    571,993   410,701
------------------------------------------------------------------------------------------------------

Net investment income                7,741,474  5,561,338  3,110,351  3,690,801  2,771,962 2,110,596
------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
  (loss) on investments:
      Net realized gain (loss)       1,298,149    763,575   (105,319) 1,435,981   701,256    353,442
      Unrealized appreciation
         (depreciation) on
         investments)                2,089,422  2,079,281  2,497,291  4,025,778  2,786,345 3,750,075
-----------------------------------------------------------------------------------------------------

Net realized and unrealized gain
    (loss) on investments           3,387,571   2,842,856  2,391,972  5,461,759  3,487,601 4,103,517
-----------------------------------------------------------------------------------------------------

Increase in net assets
     from operations              $11,129,045   8,404,194  5,502,323  9,152,560  6,259,563 6,214,113
-----------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT 4

-----------------------------------------------------------------------------------------------------------------------------------
                                                          Variable Insurance Products Fund
                                 --------------------------------------------------------------------------------------------------
                                                                               High                            Equity-
                                            Money Market                      Income                           Income
                                            Portfolio                        Portfolio                        Portfolio
                                 -------------------------------- -----------------------------------------------------------------
                                        Year ended December 31,          Year ended December 31,          Year ended December 31,
                                   1997       1996       1995      1997       1996      1995        1997       1996       1995
-----------------------------------------------------------------------------------------------------------------------------------

Investment income:
    Income - Dividends           $843,023  1,655,033  3,320,468  1,930,318  2,780,632 1,144,671  42,510,440  12,605,854 10,037,638
    Expenses - Mortality and expense
      risk charges (note 3)       212,121    382,911    699,880    277,254    332,922   297,241   6,650,343  4,253,036  2,138,272
-----------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)   630,902  1,272,122  2,620,588  1,653,064  2,447,710  847,430  35,860,097  8,352,818  7,899,366
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
  (loss) on investments:
      Net realized gain (loss)         -          -          -   4,673,705    479,085  425,760  15,417,526  9,394,625  4,284,587
      Unrealized appreciation
         (depreciation) on
         investments                   -          -          -  (2,814,608)   308,688 2,702,738  65,899,106  23,601,94 237,953,951
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
    on investments                     -          -          -   1,859,097    787,773 3,128,498  81,316,632  32,996,567 42,238,538
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from
    operations                  $630,902  1,272,122  2,620,588   3,512,161  3,235,483 3,975,928  117,176,729  41,349,385 50,137,904
-----------------------------------------------------------------------------------------------------------------------------------


                               Variable Insurance Products Fund

                                ----------------------------------------

                                            Growth
                                           Portfolio
                                ---------------------------------------
                                       Year ended December 31,
                                     1997         1996        1995
-----------------------------------------------------------------------

Investment income:
    Income - Dividends               9,229,913  13,903,188    567,790
    Expenses - Mortality and expense
      risk charges (note 3)          3,552,903   2,834,086  1,696,933
----------------------------------------------------------------------

Net investment income (expense)      5,677,010  11,069,102 (1,129,143)
----------------------------------------------------------------------

Net realized and unrealized gain
  (loss) on investments:
      Net realized gain (loss)      14,576,544   9,229,819  7,510,176
      Unrealized appreciation
         (depreciation) on
         investments)               34,536,532   6,990,625 29,804,134
---------------------------------------------------------------------

Net realized and unrealized gain
    (loss) on investments          49,113,076   16,220,444 37,314,310
---------------------------------------------------------------------

Increase in net assets from
    operations                     54,790,086   27,289,546 36,185,167
---------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT 4

-----------------------------------------------------------------------------------------------------------------------------------

                                             Variable Insurance Products Fund              Variable Insurance Products Fund II
                                            --------------------------------    ---------------------------------------------------
                                                                                         Asset
                                                       Overseas                         Manager                         Contrafund
                                                       Portfolio                       Portfolio                        Portfolio
                                            -------------------------------      ------------------------------- -------------------


                                                                                                            Year ended    Year ended
                                                 Year ended December 31,    Year ended December 31,       December 31,  December 31,
                                                 1997       1996      1995     1997       1996       1995         1997          1996
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
    Income - Dividends                     $9,303,257  2,309,161   644,375   52,909,448  27,801,550 9,085,957  4,672,962    634,656
    Expenses - Mortality and expense risk
      charges (note 3)                      1,401,167  1,245,263   999,548   5,474,604   4,059,911  4,926,810  2,588,608  1,322,883
------------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)             7,902,090  1,063,898  (355,173)  47,434,844  23,741,639 4,159,147  2,084,354   (688,227)
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
  investments:
    Net realized gain                       6,802,686  2,693,770   734,798   9,093,636   7,507,674  1,958,733  9,468,307  2,738,082
    Unrealized appreciation (depreciation)
       on investments                      (3,387,543)7,585,836  6,428,977  24,430,304  23,008,153 55,306,129  26,750,686 17,275,767
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on
  investments                               3,415,143  10,279,606 7,163,775  33,523,940 30,515,827 57,264,862  36,218,993 20,013,849
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations    $ 11,317,233 11,343,504 6,808,602  80,958,784 54,257,466 61,424,009  38,303,347 19,325,622
-----------------------------------------------------------------------------------------------------------------------------------

                                             Variable Insurance Products     Variable Insurance Products
                                                       Fund II                        Fund III
                                           -----------------------------      --------------------------
                                                                              Growth &        Growth
                                             Contrafund                         Income  Opportunities
                                             Portfolio                       Portfolio     Portfolio
                                           -------------                     ---------    ----------
                                            Period from                     Period from    Period from
                                             January 5,                          May 1,         May 1,
                                                1995 to                         1997 to        1997 to
                                             December 3                    December 31,   December 31,
                                                   1995                            1997           1997
-------------------------------------------------------                      -------------------------

Investment income:
    Income - Dividends                       784,088                                -          -
    Expenses - Mortality and expense risk
      charges (note 3)                       323,922                           53,296     69,440
-----------------------------------------------------                      -------------------------

Net investment income (expense)              460,166                          (53,296)   (69,440)
-----------------------------------------------------                      -------------------------

Net realized and unrealized gain (loss) on
  investments:
    Net realized gain                        905,255                          103,153     67,071
    Unrealized appreciation (depreciation)
       on investments                      4,218,866                          458,100  1,055,758
-----------------------------------------------------                       -----------------------

Net realized and unrealized gain on
  investments                              5,124,121                          561,253  1,122,829
-----------------------------------------------------                       -----------------------

Increase in net assets from operations      5,584,287                         507,957  1,053,389
-------------------------------------------------------                      ----------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4


------------------------------------------------------------------------------------------------------

                                                 Neuberger & Berman Advisers Management Trust
                                 ---------------------------------------------------------------------
                                            Balanced                           Bond
                                            Portfolio                        Portfolio
                                 -------------------------------- ------------------------------------
                                            Year ended December 31,          Year ended December 31,
                                     1997           1996       1995      1997       1996       1995
-------------------------------------------------------------------------------------------------------

Investment income:
    Income - Dividends              $1,992,971      5,226,886    748,770   550,544  1,231,424  958,3386
    Expenses - Mortality and expense
       risk charges (note 3)           337,918        381,777    385,789    99,586    151,484  210,7074
-----------------------------------------------    ----------------------------------------------------

Net investment income                1,655,053      4,845,109    362,981   450,958  1,079,940  747,6312
-----------------------------------------------    ----------------------------------------------------

Net realized and unrealized gain
  (loss) on investments:
      Net realized gain (loss)       5,097,861        419,822    895,552    12,018   (136,701)   45,793
      Unrealized appreciation
         (depreciation) on
         investments)               (2,501,835)    (3,501,201) 5,264,633   (23,525)  (646,673)  816,276
------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
    (loss) on investments            2,596,026     (3,081,379) 6,160,185   (11,507)  (783,374)  862,025
------------------------------------------------------------------------------------------------------

Increase in net assets from
    operations                  $    4,251,079     1,763,730   6,523,166   439,451    296,566 1,609,700
------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------

                                    Neuberger & Berman Advisers
                                        Management Trust
                                 -----------------------------------
                                          Growth
                                         Portfolio
                                 -----------------------------------
                                         Year ended December 31,
                                       1997       1996      1995
--------------------------------------------------------------------

Investment income:
    Income - Dividends               903,849  1,152,528    246,676
    Expenses - Mortality and expense
       risk charges (note 3)         132,989    146,484    127,144
--------------------------------------------------------------------

Net investment income                 770,860  1,006,044    119,532
--------------------------------------------------------------------

Net realized and unrealized gain
  (loss) on investments:
      Net realized gain (loss)      2,304,768    315,046    242,067
      Unrealized appreciation
         (depreciation) on
         investments)                (880,241)  (363,320) 1,957,190
--------------------------------------------------------------------

Net realized and unrealized gain
    (loss) on investments           1,424,527    (48,274) 2,199,257
--------------------------------------------------------------------

Increase in net assets from
    operations                        195,387    957,770  2,318,789
---------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4


-----------------------------------------------------------------------------------------------------------------------

                                                                            Federated Investors Insurance
                                     Series
                                 --------------------------------------------------------------------------------------
                                            American              High Income
                                            Leaders                 Bond                          Utility
                                            Fund II               Fund II                         Fund II
                                 --------------------- ------------------------------- --------------------------------
                                                                              Period from              Period from
                                                Period from                   February 3,              January 27,
                                 Year ended  May 6, 1996 to  Year ended
-----------------------------------------------------------------------------------------------------------------------
Investment income:
    Income - Dividends               $228,362     15,977  1,129,533   579,337     45,272  1,046,132    766,616    223,744
    Expenses - Mortality and expense
      risk charges (note 3)           228,448     12,003    302,211    87,381      6,392    326,253    243,314     61,497
-----------------------------------------------------------------------------------------------------------------------

Net investment income (expense)          (86)     3,974    827,322   491,956     38,880    719,879    523,302    162,247
-----------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
  on investments:
      Net realized gain (loss)       544,140     29,680    630,351    31,769      3,368    731,431    336,527     90,613
      Unrealized appreciation
         (depreciation) on
         investments               3,385,309    162,046  1,256,745   424,014     26,388  4,302,272  1,113,241    914,307
-----------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
    (loss) loss on investments     3,929,449    191,726  1,887,096   455,783     29,756  5,033,703  1,449,768  1,004,920
-----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     from operations              $3,929,363    195,700  2,714,418   947,739     68,636  5,753,582  1,973,070  1,167,167
-----------------------------------------------------------------------------------------------------------------------

                                                                   Alger American
                                ----------------------------------------------------------------
                                             Small
                                              Cap                           Growth
                                           Portfolio                       Portfolio
                                -------------------------------- -------------------------------

                                                      Period from                     Period from
                                                      October 3,                      October 4,
                                Year ended  Year ended   1995 to   Year ended   Year ended      1995 to
                                December 31 December 31 December 31 December 31 December 31 December 31,
                                      1997      1996       1995      1997         1996        1995
-------------------------------------------------------------------------------------------------------

Investment income:
    Income - Dividends                2,044,748   105,411          -   528,437    668,828          -
    Expenses - Mortality and expense
      risk charges (note 3)             799,242   414,206      9,745   811,338    358,846      6,776
------------------------------------------------------------------------------------------------------

Net investment income (expense)       1,245,506  (308,795)    (9,745) (282,901)   309,982     (6,776)
-------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
   (loss) on investments:
      Net realized gain (loss)         411,624  (122,299)   (20,417) 3,954,588    315,644     (2,380)
      Unrealized appreciation
         (depreciation) on
         investments)                4,016,910   (80,937)   (25,048) 8,095,163  2,224,353     27,240
-------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
     loss) on investments            4,428,534  (203,236)   (45,465) 12,049,751 2,539,997     24,860
-------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     from operations                 5,674,040  (512,031)   (55,210) 11,766,850 2,849,979     18,084
--------------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Statements of Operations, Continued


-----------------------------------------------------------------

                                                PBHG Insurance
                                                 Series Fund
                                            ---------------------
                                                 PBHG
                                            Large Cap       PBHG
                                               Growth  Growth II
                                            Portfolio  Portfolio
                                            ---------- ----------

                                            Period from Period from
                                               May 1,     May 1,
                                               1997 to    1997 to
                                            December 31 December 31,
                                                 1997       1997
-----------------------------------------------------------------

Investment income:
    Income - Dividends                       $      -          -
    Expenses - Mortality and expense
      risk charges (note 3)                    17,112     30,512
-----------------------------------------------------------------

Net investment income (expense)               (17,112)   (30,512)
-----------------------------------------------------------------

Net  realized and unrealized gain (loss) on investments:
      Net realized gain                        13,525      7,643
      Unrealized appreciation
         (depreciation) on investments        149,898    (89,829)
-----------------------------------------------------------------

Net realized and unrealized gain (loss)
    on investments                            163,423    (82,186)
-----------------------------------------------------------------

Increase (decrease) in net assets
     from operations                        $ 146,311   (112,698)
-----------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT 4

------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Janus Aspen Series
                                                    --------------------------------------------------------------------------
                                                                Aggressive
                                                                  Growth                                Growth
                                                                Portfolio                             Portfolio
                                                    ------------------------------------  ------------------------------------
                                                                 Year ended                            Year ended
                                                                December 31,                          December 31,
                                                         1997         1996         1995        1997         1996         1995
------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income - Dividends                             $         -      755,467      701,550   5,821,316    3,316,849    1,774,926
   Expenses - Mortality and expense risk charges
     (note 3)                                       1,187,720      880,271      464,496   2,533,302    1,496,337      686,203
------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                     (1,187,720)   (124,804)     237,054   3,288,014    1,820,512    1,088,723
------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
  investments:
   Net realized gain                                6,675,700    3,422,984    1,735,504   9,346,395    4,286,543    1,220,855
   Unrealized appreciation (depreciation) on
     investments                                    5,540,954      109,555    7,840,280   23,212,981  11,457,707   11,886,046
------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments     12,216,654   3,532,539    9,575,784   32,559,376  15,744,250   13,106,901
------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations            $ 11,028,934   3,407,735    9,812,838   35,847,390  17,564,762   14,195,624
------------------------------------------------------------------------------------------------------------------------------


                                                  --------------------------------------
                                                                 Worldwide
                                                                  Growth
                                                                Portfolio
                                                    ------------------------------------
                                                                 Year ended
                                                                December 31,
                                                         1997              1996    1995
----------------------------------------------------------------------------------------

Investment income:
   Income - Dividends                               4,490,822    2,094,632      225,282
   Expenses - Mortality and expense risk charges
     (note 3)                                       3,656,021    1,418,611      477,320
----------------------------------------------------------------------------------------

Net investment income (expense)                       834,801      676,021     (252,038)
----------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
  investments:
   Net realized gain                                11,585,008   5,069,677      439,501
   Unrealized appreciation (depreciation) on
     investments                                    32,530,512  18,944,795    9,549,318
----------------------------------------------------------------------------------------

Net realized and unrealized gain on investments     44,115,520  24,014,472    9,988,819
----------------------------------------------------------------------------------------

Increase in net assets from operations              44,950,321  24,690,493    9,736,781
----------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

------------------------------------------------------------------------------------------------------------------------------
                                                                          Janus Aspen Series (continued)
                                                    --------------------------------------------------------------------------
                                                                                                       Flexible
                                                                 Balanced                               Income
                                                                Portfolio                             Portfolio
                                                  --------------------------------------  ------------------------------------
                                                                              Period from                          Period from
                                                                              October 11,                          October 13,
                                                     Year ended   Year ended       1995 to            Year ended       1995 to
                                                    December 31,December 31, December 31,           December 31,   December 31,
                                                         1997         1996         1995        1997         1996         1995
------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income - Dividends                             $ 1,376,630      283,521       12,299     699,223      288,802       20,133
   Expenses - Mortality and expense risk charges
     (note 3)                                         445,275      113,425        2,009     120,354       40,424          980
------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                       931,355      170,096       10,290     578,869      248,378       19,153
------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
  investments:
   Net realized gain                                1,239,519      122,576        9,364      86,470        4,524           29
   Unrealized appreciation (depreciation) on
     investments                                    4,013,343      920,620       37,909     269,390       68,898       (2,240)
------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
  investments                                       5,252,862    1,043,196       47,273     355,860       73,422       (2,211)
------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations            $ 6,184,217    1,213,292       57,563     934,729      321,800       16,942
-----------------------------------------------------------------------------------------


                                                  --------------------------------------
                                                              International     Capital
                                                                 Growth      Appreciation
                                                               Portfolio      Portfolio
                                                    -----------------------  -----------
                                                                Period from Period from
                                                                May 3, 1996 May 2, 1997
                                                                 Year ended         to
                                                    December 31,December 31, December 31,
                                                         1997         1996         1997
----------------------------------------------------------------------------------------
Investment income:
   Income - Dividends                                 348,585       54,433        8,437
   Expenses - Mortality and expense risk charges
     (note 3)                                         516,236       45,378        9,981
----------------------------------------------------------------------------------------

Net investment income (expense)                      (167,651)       9,055       (1,544)
----------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
  investments:
   Net realized gain                                3,329,942      187,391       31,894
   Unrealized appreciation (depreciation) on
     investments                                    1,235,644      586,615       12,182
----------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
  investments                                       4,565,586      774,006       44,076
----------------------------------------------------------------------------------------

Increase in net assets from operations              4,397,935      783,061       42,532
----------------------------------------------------------------------------------------

See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Statements of  Changes in Net Assets



-----------------------------------------------------------------------------------------------------------------------------------

                                                                                           GE Investments Funds, Inc.
                                                                                     (formerly Life of Virginia Series Fund, Inc.)
                                                                               ----------------------------------------------------
                                                                                                  S&P 500
                                                                                                   Index
                                                                                                    Fund
                                                                               ---------------------------------------------------
                                                                                                    Year ended December 31,
                                                                                       1997               1996               1995
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                        $     2,645,157         22,942,876            272,440
     Net realized gain (loss)                                                      (899,446)         1,510,464            345,068
     Unrealized appreciation (depreciation)
         on investments                                                          21,611,136        (16,204,375)         2,539,788
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                           23,356,847          8,248,965          3,157,296
-----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                                40,575,050         18,225,715          7,357,078
     Transfers (to) from the general account of
         Life of Virginia:
             Death benefits                                                      (1,735,027)           (77,864)          (143,652)
             Surrenders                                                          (3,415,596)        (1,079,082)          (306,506)
             Administrative expense (note 3)                                       (102,362)           (45,091)           (22,813)
             Transfer gain (loss) and transfer fees                                  (4,503)             7,463             (8,822)
         Transfers (to) from the Guarantee
             Account (note 1)                                                    14,747,561          3,139,208            695,771
     Interfund transfers                                                         24,135,903          5,665,381          5,341,899
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                                 74,201,026         25,835,730         12,912,955
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                           97,557,873         34,084,695         16,070,251

Net assets at beginning of year                                                  55,868,451         21,783,756          5,713,505
-----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                                   $   153,426,324         55,868,451         21,783,756
-----------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------------------

                                                     GE Investments Funds, Inc. (formerly Life of Virginia Series Fund, Inc.)
                                                      --------------------------------------------------------------------------
                                                                          Government
                                                                          Securities
                                                                             Fund
                                                      ------------------------------------------------------ -------------------
                                                                             Year ended December 31,
                                                                1997                1996               1995               1997
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                        (147,796)          1,165,729            481,595          4,205,545
     Net realized gain (loss)                               (242,895)            (68,248)           (20,275)        (4,421,730)
     Unrealized appreciation (depreciation)
         on investments                                      987,049            (995,503)           567,616          4,383,879
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                       596,358             101,978          1,028,936          4,167,694
--------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                          1,053,538           3,734,757          1,619,783        107,140,555
     Transfers (to) from the general account of
         Life of Virginia:
             Death benefits                                  (64,230)            (76,802)           (44,216)        (1,753,311)
             Surrenders                                     (666,510)           (492,750)          (500,706)       (18,383,973)
             Administrative expense (note 3)                 (18,501)            (21,731)           (17,040)          (134,339)
             Transfer gain (loss) and transfer fees          (36,688)              8,420             (9,439)          (130,614)
         Transfers (to) from the Guarantee
             Account (note 1)                                827,432             135,548             60,927         10,195,112
     Interfund transfers                                 (14,821,369)            (65,339)         2,038,922        (67,593,593)
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions         (13,726,328)          3,222,103          3,148,231         29,339,837
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                   (13,129,970)          3,324,081          4,177,167         33,507,531

Net assets at beginning of year                           13,129,970           9,805,889          5,628,722         90,187,173
--------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                          -          13,129,970          9,805,889        123,694,704
--------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------

                            GE Investments Funds, Inc. (formerly Life of Virginia Series Fund, Inc.)
                                                      -----------------------------------

                                                                Money Market
                                                                     Fund
                                                      -----------------------------------
                                                           Year ended December 31,
                                                                  1996              1995
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                         4,224,053           953,357
     Net realized gain (loss)                                1,686,452           312,501
     Unrealized appreciation (depreciation)
         on investments                                     (2,984,484)         (757,472)
-----------------------------------------------------------------------------------------

Increase in net assets from operations                       2,926,021           508,386
-----------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                          153,728,177        52,511,585
     Transfers (to) from the general account of
         Life of Virginia:
             Death benefits                                   (781,386)           (4,954)
             Surrenders                                     (8,255,412)       (2,099,100)
             Administrative expense (note 3)                   (78,769)          (17,072)
             Transfer gain (loss) and transfer fees             28,173            52,426
         Transfers (to) from the Guarantee
             Account (note 1)                                4,298,099         4,957,966
     Interfund transfers                                   (93,981,321)      (30,878,764)
-----------------------------------------------------------------------------------------

Increase in net assets from capital transactions            54,957,561        24,522,087
-----------------------------------------------------------------------------------------

Increase in net assets                                      57,883,582        25,030,473

Net assets at beginning of year                             32,303,591         7,273,118
-----------------------------------------------------------------------------------------

Net assets at end of year                                   90,187,173        32,303,591
-----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------

                            GE Investments Funds, Inc. (formerly Life of Virginia Series Fund, Inc.)
--------------------------------------------------------------------------------------------------------------

                                                                            Total Return
                                                                                Fund
--------------------------------------------------------------------------------------------------------------
                                                                                Year ended December 31,
                                                                    1997              1996               1995
--------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                             5,602,393         8,962,291          1,389,047
     Net realized gain (loss)                                     (454,827)          614,446            308,073
     Unrealized appreciation (depreciation)
         on investments                                            657,828        (6,827,262)         1,987,241
----------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                           5,805,394         2,749,475          3,684,361
----------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                5,641,626         8,515,814          4,777,568
     Transfers (to) from the general account of
         Life of Virginia:
             Death benefits                                       (271,179)         (153,153)          (184,615)
             Surrenders                                         (2,558,265)         (946,894)          (685,070)
             Administrative expense (note 3)                       (60,731)          (51,588)           (40,610)
             Transfer gain (loss) and transfer fees                (15,082)          (69,616)             5,627
         Transfers (to) from the Guarantee
             Account (note 1)                                    2,622,768           919,901            401,449
     Interfund transfers                                          (231,875)           75,151          2,419,115
----------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                 5,127,262         8,289,615          6,693,464
----------------------------------------------------------------------------------------------------------------

Increase in net assets                                          10,932,656        11,039,090         10,377,825

Net assets at beginning of year                                 33,594,461        22,555,371         12,177,546
----------------------------------------------------------------------------------------------------------------

Net assets at end of year                                       44,527,117        33,594,461         22,555,371
----------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4



----------------------------------------------------------------------------------------------------------------------------------

                                                     GE Investments Funds, Inc. (formerly Life of Virginia Series Fund, Inc.)

                                                                               ---------------------------------------------------


                                                                                                   International
                                                                                                       Equity
                                                                                                        Fund
                                                                               --------------------------------------------------
                                                                                                                     Period from
                                                                                                                         May 23,
                                                                                     Year ended         Year ended      1995 to
                                                                                     December 31,      December 31,   December 31,
                                                                                           1997               1996         1995
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income                                                  $         2,572,712            999,110        26,712
     Net realized gain (loss)                                                           665,649             86,537           646
     Unrealized appreciation (depreciation) on investments                           (1,565,382)           (11,119)       25,880
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                                1,672,979          1,074,528        53,238
-----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                                     1,854,537          2,563,735       332,761
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                                  (2,360)            (3,522)       (2,053)
         Surrenders                                                                    (349,063)          (103,501)       (1,796)
         Administrative expense (note 3)                                                (10,458)            (6,060)         (661)
         Transfer gain and transfer fees                                                 49,348            (92,027)        1,565
         Capital contribution                                                                 -         10,925,561             -
     Transfers from the Guarantee Account (note 1)                                    1,095,648            557,466       101,612
     Interfund transfers                                                                664,758          1,263,184     1,237,114
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                                      3,302,410         15,104,836     1,668,542
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                                4,975,389         16,179,364     1,721,780

Net assets at beginning of period                                                    17,901,144          1,721,780             -
-----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                                 $        22,876,533         17,901,144     1,721,780
-----------------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------------

                                                                             GE Investments Funds, Inc. (formerly Life of Virginia
                                                                                      Series Fund, Inc.) (continued)
                                                                            -------------------------------------------------------


                                                                                                 Real Estate
                                                                                                 Securities
                                                                                                    Fund
                                                                            -------------------------------------------------------
                                                                                                                       Period from
                                                                                                                            May 2,
                                                                                 Year ended          Year ended            1995 to
                                                                                 December 31,       December 31,       December 31,
                                                                                       1997                1996               1995
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income                                                        5,164,666           1,578,261            667,676
     Net realized gain (loss)                                                     2,710,582             299,159             24,928
     Unrealized appreciation (depreciation) on investments                       (1,305,117)          4,059,521          1,049,744
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                            6,570,131           5,936,941          1,742,348
-----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                                10,679,221           2,949,990            301,414
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                             (18,462)                  -             (1,392)
         Surrenders                                                                (654,786)            (41,760)            (1,136)
         Administrative expense (note 3)                                            (19,846)             (3,136)              (286)
         Transfer gain and transfer fees                                            122,915            (107,856)             1,212
         Capital contribution                                                             -                   -         10,000,000
     Transfers from the Guarantee Account (note 1)                                4,443,497             539,647             70,614
     Interfund transfers                                                          5,849,780           4,063,439            261,308
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                                 20,402,319           7,400,324         10,631,734
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                           26,972,450          13,337,265         12,374,082

Net assets at beginning of period                                                25,711,347          12,374,082                  -
-----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                                      52,683,797          25,711,347         12,374,082
-----------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------------------

                                                                                GE Investments Funds, Inc.
                                                                (formerly Life of Virginia Series Fund, Inc.) (continued)
                                                                ----------------------------------------------------------------


                                                                              Global              Value
                                                                              Income              Equity            Income
                                                                               Fund                Fund              Fund
                                                                         ------------------  ----------------- -----------------
                                                                               Period from        Period from       Period from
                                                                                    May 1,             May 1,      December 12,
                                                                                   1997 to            1997 to          1997 to
                                                                              December 31,        December 31,     December 31,
                                                                                      1997               1997              1997
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income                                                         297,690            104,481            43,837
     Net realized gain (loss)                                                        2,417            357,048            (6,710)
     Unrealized appreciation (depreciation) on investments                        (124,348)           885,799           (12,199)
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                             175,759          1,347,328            24,928
--------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                                  198,123          3,244,942            19,521
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                                  -             (1,960)                -
         Surrenders                                                                 (5,701)           (75,503)          (59,137)
         Administrative expense (note 3)                                              (209)            (1,938)           (2,414)
         Transfer gain and transfer fees                                              (472)            15,109              (467)
         Capital contribution                                                    5,000,000          3,000,000                 -
     Transfers from the Guarantee Account (note 1)                                 234,749          2,034,025            52,096
     Interfund transfers                                                           513,049          6,338,005        21,976,333
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                                 5,939,539         14,552,680        21,985,932
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                           6,115,298         15,900,008        22,010,860

Net assets at beginning of period                                                        -                  -                 -
--------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                                      6,115,298         15,900,008        22,010,860
--------------------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4



-----------------------------------------------------------------------------------------------------------------------------


                                                                     --------------------------------------------------------

                                                                                             Money
                                                                                              Fund
                                                                     -------------------------------------------------------
                                                                                              Year ended December 31,
                                                                                 1997               1996               1995
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                              $            84,803            134,874            239,141
     Net realized gain                                                              -                  -                  -
     Unrealized appreciation (depreciation) on investments                          -                  -                  -
-----------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                         84,803            134,874            239,141
-----------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                                 440              1,000          1,236,189
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                             -            (25,650)                 -
         Surrenders                                                      $    (84,605)          (248,877)          (534,163)
         Administrative expense (note 3)                                            -             (7,741)           (12,911)
         Transfer gain (loss) and transfer fees                                (4,611)            (6,711)           (10,807)
     Transfers (to) from the Guarantee Account (note 1)                        (9,897)           (72,686)          (522,980)
     Interfund transfers                                                   (2,736,806)        (1,858,335)        (3,724,005)
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                (2,835,479)        (2,219,000)        (3,568,677)
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                          (2,750,676)        (2,084,126)        (3,329,536)

Net assets at beginning of year                                             2,750,676          4,834,802          8,164,338
-----------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                         $                 -          2,750,676          4,834,802
-----------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------------


                                                                  --------------------------------------------------------

                                                                                          Bond
                                                                                          Fund
                                                                  -------------------------------------------------------
                                                                                          Year ended December 31,
                                                                             1997                1996               1995
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                    1,822,818           1,437,401          1,001,313
     Net realized gain                                                    187,695             106,242             53,120
     Unrealized appreciation (depreciation) on investments                663,371            (442,815)         1,654,610
--------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                  2,673,884           1,100,828          2,709,043
--------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                       3,472,666           6,447,661          3,897,393
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                  (234,610)           (255,232)          (103,070)
         Surrenders                                                    (2,350,488)         (1,174,644)        (1,044,752)
         Administrative expense (note 3)                                  (53,814)            (47,633)           (43,224)
         Transfer gain (loss) and transfer fees                           (12,509)             15,212            (70,035)
     Transfers (to) from the Guarantee Account (note 1)                 3,535,189           1,424,034            277,812
     Interfund transfers                                                1,076,424           1,248,636          1,434,738
--------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions             5,432,858           7,658,034          4,348,862
--------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                       8,106,742           8,758,862          7,057,905

Net assets at beginning of year                                        31,638,941          22,880,079         15,822,174
--------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                              39,745,683          31,638,941         22,880,079
--------------------------------------------------------------------------------------------------------------------------





-------------------------------------------------------------------------------------------------------------------------

                                                                         Oppenheimer Variable Account Funds
                                                                 --------------------------------------------------------
                                                                                        Capital
                                                                                      Appreciation
                                                                                          Fund
                                                                 ------------------------------------------------------
                                                                                         Year ended December 31,
                                                                             1997               1996              1995
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                    5,840,622          4,562,994          (536,250)
     Net realized gain                                                  6,868,228          6,301,279         1,666,666
     Unrealized appreciation (depreciation) on investments              5,927,622          7,478,382        18,977,772
-------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                 18,636,472         18,342,655        20,108,188
-------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                      25,418,900         35,523,585        13,056,769
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                  (450,528)          (577,949)         (315,870)
         Surrenders                                                    (7,755,383)        (5,679,609)       (3,725,572)
         Administrative expense (note 3)                                 (291,649)          (237,053)         (179,980)
         Transfer gain (loss) and transfer fees                           (53,714)          (234,268)         (110,449)
     Transfers (to) from the Guarantee Account (note 1)                13,461,161          5,093,547           910,511
     Interfund transfers                                                   37,796         16,982,928           899,125
-------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions            30,366,583         50,871,181        10,534,534
-------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                      49,003,055         69,213,836        30,642,722

Net assets at beginning of year                                       158,844,181         89,630,345        58,987,623
-------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                             207,847,236        158,844,181        89,630,345
-------------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------

                                                                Oppenheimer Variable Account Funds
                                                                ------------------------------------------------------

                                                                                       Growth
                                                                                        Fund
                                                                ------------------------------------------------------
                                                                                        Year ended December 31,
                                                                            1997              1996               1995
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                   3,539,022         2,510,530            127,293
     Net realized gain                                                 5,826,603         1,959,742            739,151
     Unrealized appreciation (depreciation) on investments            11,621,155         5,568,726          5,287,316
----------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                20,986,780        10,038,998          6,153,760
----------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                     31,719,458        15,322,231          8,623,363
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                 (350,617)         (246,052)           (11,683)
         Surrenders                                                   (5,238,134)       (1,802,707)          (531,276)
         Administrative expense (note 3)                                (138,883)          (79,593)           (49,718)
         Transfer gain (loss) and transfer fees                          (28,403)           (9,390)            (2,381)
     Transfers (to) from the Guarantee Account (note 1)               12,928,357         2,323,647            807,793
     Interfund transfers                                              11,277,889         8,265,699          5,644,624
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions           50,169,667        23,773,835         14,480,722
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                     71,156,447        33,812,833         20,634,482

Net assets at beginning of year                                       67,859,369        34,046,536         13,412,054
----------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                            139,015,816        67,859,369         34,046,536
----------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4



-----------------------------------------------------------------------------------------------------------------------------


                                                                     --------------------------------------------------------
                                                                                              High
                                                                                             Income
                                                                                              Fund
                                                                     -------------------------------------------------------
                                                                                              Year ended December 31,
                                                                                 1997               1996               1995
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income                                        $         7,741,474          5,561,338          3,110,351
     Net realized gain (loss)                                               1,298,149            763,575           (105,319)
     Unrealized appreciation (depreciation) on investments                  2,089,422          2,079,281          2,497,291
-----------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                     11,129,045          8,404,194          5,502,323
-----------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                          21,931,355         22,356,655         11,530,804
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                      (689,590)          (693,092)           (69,961)
         Surrenders                                                        (5,920,831)        (2,655,530)        (1,461,891)
         Administrative expense (note 3)                                     (139,006)          (100,320)           (73,580)
         Transfer gain (loss) and transfer fees                              (112,330)           (25,953)           144,255
     Transfers (to) from the Guarantee Account (note 1)                    12,750,648          3,777,050          1,497,477
     Interfund transfers                                                   23,573,698          9,730,803          2,860,809
-----------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                           51,393,944         32,389,613         14,427,913
-----------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                     62,522,989         40,793,807         19,930,236

Net assets at beginning of year                                            85,762,637         44,968,830         25,038,594
-----------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                         $       148,285,626         85,762,637         44,968,830
-----------------------------------------------------------------------------------------------------------------------------





-------------------------------------------------------------------------------------------------------------------------

                                                                     Oppenheimer Variable Account Funds (continued)
                                                                  -------------------------------------------------------
                                                                                        Multiple
                                                                                       Strategies
                                                                                          Fund
                                                                  -------------------------------------------------------
                                                                                          Year ended December 31,
                                                                             1997                1996               1995
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income                                              3,690,801           2,771,962          2,110,596
     Net realized gain (loss)                                           1,435,981             701,256            353,442
     Unrealized appreciation (depreciation) on investments              4,025,778           2,786,345          3,750,075
-------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                  9,152,560           6,259,563          6,214,113
-------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                       9,089,218           8,520,761          4,566,130
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                  (332,263)           (389,751)          (183,215)
         Surrenders                                                    (4,493,985)         (2,097,537)        (1,641,635)
         Administrative expense (note 3)                                 (119,442)           (104,392)           (93,990)
         Transfer gain (loss) and transfer fees                            (8,995)            (27,395)           (65,699)
     Transfers (to) from the Guarantee Account (note 1)                 4,101,390           1,507,791            282,847
     Interfund transfers                                                  516,158             198,943            787,704
-------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                        8,752,081           7,608,420          3,652,142
-------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                 17,904,641          13,867,983          9,866,255

Net assets at beginning of year                                        54,118,912          40,250,929         30,384,674
-------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                              72,023,553          54,118,912         40,250,929
-------------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4




-----------------------------------------------------------------------------------------------------------------------------


                                                                     --------------------------------------------------------

                                                                                          Money Market
                                                                                           Portfolio
                                                                     -------------------------------------------------------
                                                                                              Year ended December 31,
                                                                                 1997               1996               1995
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                              $           630,902          1,272,122          2,620,588
     Net realized gain                                                              -                  -                  -
     Unrealized appreciation (depreciation) on investments                          -                  -                  -
-----------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                        630,902          1,272,122          2,620,588
-----------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                             (28,472)           117,921         36,176,530
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                      (193,170)          (458,667)           103,982
         Surrenders                                                        (1,206,916)        (2,213,343)        (4,660,173)
         Administrative expense (note 3)                                      (39,130)           (65,257)          (121,073)
         Transfer gain (loss) and transfer fees                                86,971           (204,381)            49,754
     Transfers (to) from the Guarantee Account (note 1)                       (27,901)          (661,457)          (141,309)
     Interfund transfers                                                  (21,205,932)       (23,959,305)       (47,938,008)
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions               (22,614,550)       (27,444,489)       (16,530,297)
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                         (21,983,648)       (26,172,367)       (13,909,709)

Net assets at beginning of year                                            21,983,648         48,156,015         62,065,724
-----------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                         $                 -         21,983,648         48,156,015
-----------------------------------------------------------------------------------------------------------------------------





-------------------------------------------------------------------------------------------------------------------------

                                                                              Variable Insurance Products Fund
                                                                 --------------------------------------------------------
                                                                                         High
                                                                                        Income
                                                                                       Portfolio
                                                                 -------------------------------------------------------
                                                                                         Year ended December 31,
                                                                            1997                1996               1995
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                   1,653,064           2,447,710            847,430
     Net realized gain                                                 4,673,705             479,085            425,760
     Unrealized appreciation (depreciation) on investments            (2,814,608)            308,688          2,702,738
-------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                 3,512,161           3,235,483          3,975,928
-------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                          8,207            (248,987)         7,262,170
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                  (66,792)            (33,131)          (117,911)
         Surrenders                                                   (2,281,288)         (1,859,776)          (953,927)
         Administrative expense (note 3)                                 (46,012)            (54,571)           (51,018)
         Transfer gain (loss) and transfer fees                          (18,007)            (14,545)           (10,918)
     Transfers (to) from the Guarantee Account (note 1)                  (23,044)           (109,624)           860,461
     Interfund transfers                                             (25,886,326)         (7,008,575)         4,509,566
-------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions          (28,313,262)         (9,329,209)        11,498,423
-------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                    (24,801,101)         (6,093,726)        15,474,351

Net assets at beginning of year                                       24,801,101          30,894,827         15,420,476
-------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                                      -          24,801,101         30,894,827
-------------------------------------------------------------------------------------------------------------------------





-------------------------------------------------------------------------------------------------------------------------

                                                                          Variable Insurance Products Fund
                                                                 --------------------------------------------------------
                                                                                        Equity-
                                                                                         Income
                                                                                       Portfolio
                                                                 ------------------------------------------------------
                                                                                         Year ended December 31,
                                                                             1997               1996              1995
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                   35,860,097          8,352,818         7,899,366
     Net realized gain                                                 15,417,526          9,394,625         4,284,587
     Unrealized appreciation (depreciation) on investments             65,899,106         23,601,942        37,953,951
-------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                117,176,729         41,349,385        50,137,904
-------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                      78,673,490         91,217,558        63,044,040
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                (3,144,602)        (2,317,929)         (623,306)
         Surrenders                                                   (22,544,378)       (12,923,609)       (7,390,359)
         Administrative expense (note 3)                                 (744,663)          (565,181)         (384,060)
         Transfer gain (loss) and transfer fees                          (156,609)           (81,577)         (128,097)
     Transfers (to) from the Guarantee Account (note 1)                34,236,802         14,669,920         8,592,478
     Interfund transfers                                                4,787,401         12,688,430        43,164,815
-------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions            91,107,441        102,687,612       106,275,511
-------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                     208,284,170        144,036,997       156,413,415

Net assets at beginning of year                                       405,298,602        261,261,605       104,848,190
-------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                             613,582,772        405,298,602       261,261,605
-------------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------

                                                                                Variable Insurance Products Fund
                                                                 -----------------------------------------------------

                                                                                       Growth
                                                                                     Portfolio
                                                                 -----------------------------------------------------
                                                                                        Year ended December 31,
                                                                            1997              1996               1995
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                   5,677,010        11,069,102         (1,129,143)
     Net realized gain                                                14,576,544         9,229,819          7,510,176
     Unrealized appreciation (depreciation) on investments            34,536,532         6,990,625         29,804,134
----------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                54,790,086        27,289,546         36,185,167
----------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                     19,742,111        40,351,417         35,842,400
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                               (1,127,415)       (1,395,457)          (338,418)
         Surrenders                                                  (15,488,583)       (8,362,725)        (5,531,711)
         Administrative expense (note 3)                                (502,085)         (441,506)          (345,393)
         Transfer gain (loss) and transfer fees                          (84,076)         (243,398)            13,309
     Transfers (to) from the Guarantee Account (note 1)                9,277,787         7,334,280          3,842,828
     Interfund transfers                                              (3,139,585)       (3,259,632)        18,922,427
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions            8,678,154        33,982,979         52,405,442
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                     63,468,240        61,272,525         88,590,609

Net assets at beginning of year                                      251,545,367       190,272,842        101,682,233
----------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                            315,013,607       251,545,367        190,272,842
----------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4




-----------------------------------------------------------------------------------------------------------------------------


                                                                                  Variable Insurance Products Fund
                                                                      -------------------------------------------------------

                                                                                            Overseas
                                                                                            Portfolio
                                                                      ------------------------------------------------------



                                                                                              Year ended December 31,
                                                                                  1997               1996              1995
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                $        7,902,090          1,063,898          (355,173)
     Net realized gain                                                       6,802,686          2,693,770           734,798
     Unrealized appreciation (depreciation) on investments                  (3,387,543)         7,585,836         6,428,977
-----------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                      11,317,233         11,343,504         6,808,602
-----------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                            5,009,263         11,020,984        10,634,049
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                       (527,674)          (528,522)         (556,976)
         Surrenders                                                         (5,102,924)        (3,972,175)       (3,063,268)
         Administrative expense (note 3)                                      (220,173)          (214,759)         (208,318)
         Transfer gain (loss) and transfer fees                                (38,435)           (85,300)          (53,050)
     Transfers (to) from Guarantee Account (note 1)                          3,378,950          3,116,987           590,771
     Interfund transfers                                                   (12,846,872)        (4,620,473)       (7,084,976)
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                (10,347,865)         4,716,742           258,232
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                              969,368         16,060,246         7,066,834

Net assets at beginning of period                                          107,335,253         91,275,007        84,208,173
-----------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                         $      108,304,621        107,335,253        91,275,007
-----------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------------


                                                                        Variable Insurance Products Fund II
                                                                 ---------------------------------------------------------
                                                                                          Asset
                                                                                         Manager
                                                                                        Portfolio
                                                                 --------------------------------------------------------



                                                                                          Year ended December 31,
                                                                              1997               1996               1995
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                    47,434,844         23,741,639          4,159,147
     Net realized gain                                                   9,093,636          7,507,674          1,958,733
     Unrealized appreciation (depreciation) on investments              24,430,304         23,008,153         55,306,129
--------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                  80,958,784         54,257,466         61,424,009
--------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                       12,956,133         15,580,792         21,217,331
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                 (2,389,147)        (3,090,108)        (2,849,779)
         Surrenders                                                    (26,860,066)       (23,863,347)       (23,760,769)
         Administrative expense (note 3)                                (1,170,300)        (1,159,170)        (1,245,010)
         Transfer gain (loss) and transfer fees                         (5,281,252)        (2,150,299)          (305,606)
     Transfers (to) from Guarantee Account (note 1)                      4,580,560          2,112,849         (7,015,144)
     Interfund transfers                                               (14,758,069)       (31,512,425)       (58,702,053)
--------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions            (32,922,141)       (44,081,708)       (72,661,030)
--------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                       48,036,643         10,175,758        (11,237,021)

Net assets at beginning of period                                      435,838,169        425,662,411        436,899,432
--------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                            483,874,812        435,838,169        425,662,411
--------------------------------------------------------------------------------------------------------------------------






-----------------------------------------------------------------------------------------------------------------------


                                                                              Variable Insurance Products Fund II
                                                                 ------------------------------------------------------

                                                                                      Contrafund
                                                                                      Portfolio
                                                                 ------------------------------------------------------
                                                                                                           Period from
                                                                                                            January 5,
                                                                       Year ended        Year ended               1995
                                                                      December 31,       December 31,      December 31,
                                                                             1997              1996               1995
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                    2,084,354          (688,227)           460,166
     Net realized gain                                                  9,468,307         2,738,082            905,255
     Unrealized appreciation (depreciation) on investments             26,750,686        17,275,767          4,218,866
-----------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                 38,303,347        19,325,622          5,584,287
-----------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                      39,049,020        41,520,289         26,666,752
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                  (778,781)         (569,391)           (17,699)
         Surrenders                                                    (7,578,528)       (3,409,236)          (676,614)
         Administrative expense (note 3)                                 (239,385)         (139,550)           (42,327)
         Transfer gain (loss) and transfer fees                            (1,813)           (6,491)           (28,134)
     Transfers (to) from Guarantee Account (note 1)                    20,874,655         8,894,897          4,851,438
     Interfund transfers                                                9,642,188        15,486,630         25,426,220
-----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions            60,967,356        61,777,148         56,179,636
-----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                      99,270,703        81,102,770         61,763,923

Net assets at beginning of period                                     142,866,693        61,763,923                  -
-----------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                           242,137,396       142,866,693         61,763,923
-----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------

                                                                  Variable Insurance Products
                                                                                Fund III
                                                                ------------------------------------
                                                                        Growth &             Growth
                                                                          Income      Opportunities
                                                                       Portfolio          Portfolio
                                                                ------------------------------------
                                                                    Period from         Period from
                                                                          May 1,             May 1,
                                                                         1997 to            1997 to
                                                                      December 31,     December 31,
                                                                            1997               1997
----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                     (53,296)           (69,440)
     Net realized gain                                                   103,153             67,071
     Unrealized appreciation (depreciation) on investments               458,100          1,055,758
----------------------------------------------------------------------------------------------------

Increase in net assets from operations                                   507,957          1,053,389
----------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                      5,782,503          6,759,512
     Transfers (to) from the general account of Life of Virginia
         Death benefits                                                   (2,062)           (11,218)
         Surrenders                                                     (116,741)          (178,411)
         Administrative expense (note 3)                                  (3,046)            (4,370)
         Transfer gain (loss) and transfer fees                          358,955                734
     Transfers (to) from Guarantee Account (note 1)                    2,665,501          2,684,605
     Interfund transfers                                               6,515,155          6,783,534
----------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions           15,200,265         16,034,386
----------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                     15,708,222         17,087,775

Net assets at beginning of period                                              -                  -
----------------------------------------------------------------------------------------------------

Net assets at end of period                                           15,708,222         17,087,775
----------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4




------------------------------------------------------------------------------------------------------------------------------

        Neuberger & Berman Advisers Management Trust
                                                                     ---------------------------------------------------------
                                                                                            Balanced
                                                                                           Portfolio
                                                                     -------------------------------------------------------
                                                                                              Year ended December 31,
                                                                                 1997               1996               1995
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income                                        $         1,655,053          4,845,109            362,981
     Net realized gain (loss)                                               5,097,861            419,822            895,552
     Unrealized appreciation (depreciation) on investments                 (2,501,835)        (3,501,201)         5,264,633
------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                      4,251,079          1,763,730          6,523,166
------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                              (6,001)                 -          2,535,815
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                      (126,435)          (191,199)          (153,937)
         Surrenders                                                        (2,675,228)        (2,074,244)        (1,503,514)
         Administrative expense (note 3)                                      (71,576)           (82,124)           (88,114)
         Transfer gain (loss) and transfer fees                               (78,959)           (12,205)             7,049
         Capital contribution                                                (629,209)                 -                  -
     Transfers (to) from the Guarantee Account (note 1)                      (185,078)           (37,694)          (134,229)
     Interfund transfers                                                  (31,241,057)        (3,810,712)        (2,179,193)
------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions               (35,013,543)        (6,208,178)        (1,516,123)
------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                         (30,762,464)        (4,444,448)         5,007,043

Net assets at beginning of year                                            30,762,464         35,206,912         30,199,869
------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                         $                 -         30,762,464         35,206,912
------------------------------------------------------------------------------------------------------------------------------






-----------------------------------------------------------------------------------------------------------------------

                                                                        Neuberger & Berman Advisers Management Trust
                                                                 ------------------------------------------------------
                                                                                        Bond
                                                                                      Portfolio
                                                                 ------------------------------------------------------
                                                                                        Year ended December 31,
                                                                           1997                1996               1995
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income                                              450,958           1,079,940            747,631
     Net realized gain (loss)                                            12,018            (136,701)            45,793
     Unrealized appreciation (depreciation) on investments              (23,525)           (646,673)           816,276
-----------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                  439,451             296,566          1,609,700
-----------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                         1,800                   -          4,761,820
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                (196,037)           (225,838)            (7,505)
         Surrenders                                                    (508,821)           (366,908)          (522,591)
         Administrative expense (note 3)                                (15,911)            (24,278)           (37,167)
         Transfer gain (loss) and transfer fees                         (11,476)             (9,665)           (23,158)
         Capital contribution                                                 -                   -                  -
     Transfers (to) from the Guarantee Account (note 1)                 (86,454)            (92,797)           798,511
     Interfund transfers                                             (9,344,589)         (5,700,964)        (9,447,152)
-----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions         (10,161,488)         (6,420,450)        (4,477,242)
-----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                    (9,722,037)         (6,123,884)        (2,867,542)

Net assets at beginning of year                                       9,722,037          15,845,921         18,713,463
-----------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                                     -           9,722,037         15,845,921
-----------------------------------------------------------------------------------------------------------------------






------------------------------------------------------------------------------------------------------------------------

                                                                    Neuberger & Berman Advisers Management Trust
                                                                 -------------------------------------------------------
                                                                                          Growth
                                                                                        Portfolio
                                                                 -------------------------------------------------------
                                                                                          Year ended December 31,
                                                                              1997               1996              1995
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income                                                 770,860          1,006,044           119,532
     Net realized gain (loss)                                            2,304,768            315,046           242,067
     Unrealized appreciation (depreciation) on investments                (880,241)          (363,320)        1,957,190
------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                   2,195,387            957,770         2,318,789
------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                            6,456              4,370         2,833,430
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                    (58,098)           (56,431)          (78,819)
         Surrenders                                                       (247,815)          (415,296)         (251,354)
         Administrative expense (note 3)                                   (22,353)           (25,172)          (23,723)
         Transfer gain (loss) and transfer fees                             (2,057)           (10,420)             (697)
         Capital contribution                                                    -                  -                 -
     Transfers (to) from the Guarantee Account (note 1)                          -            (14,970)           36,976
     Interfund transfers                                               (12,373,616)        (3,652,818)        1,961,133
------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions            (12,697,483)        (4,170,737)        4,476,946
------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                      (10,502,096)        (3,212,967)        6,795,735

Net assets at beginning of year                                         10,502,096         13,715,063         6,919,328
------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                                        -         10,502,096        13,715,063
------------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4



---------------------------------------------------------------------------------------------------------

                                                                         Federated Investors Insurance
                                                                                       Series
                                                                  ---------------------------------------
                                                                                           American
                                                                                           Leaders
                                                                                           Fund II
                                                                  ---------------------------------------


                                                                                             Period from
                                                                           Year ended              May 6,
                                                                           December 31,      December 31,
                                                                                 1997               1996
---------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                              $               (86)             3,974
     Net realized gain                                                        544,140             29,680
     Unrealized appreciation (depreciation)
         on investments                                                     3,385,309            162,046
---------------------------------------------------------------------------------------------------------

Increase in net assets
      from operations                                                       3,929,363            195,700
---------------------------------------------------------------------------------------------------------
From capital transactions:
     Net premiums                                                          13,540,849          2,249,062
     Transfers (to) from the general account
          of Life of Virginia:
             Death benefits                                                   (91,917)                 -
             Surrenders                                                      (423,567)           (28,376)
             Administrative expense (note 3)                                  (11,789)              (522)
             Transfer gain (loss) and transfer fees                               791              4,221
     Transfers from the Guarantee Account (note 1)                          4,966,466            146,563
     Interfund transfers                                                    9,208,512          1,208,370
---------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                           27,189,345          3,579,318
---------------------------------------------------------------------------------------------------------

Increase in net assets                                                     31,118,708          3,775,018

Net assets at beginning of period                                           3,775,018                  -
---------------------------------------------------------------------------------------------------------

Net assets at end of period                                       $        34,893,726          3,775,018
---------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------

                                                                                     Federated Investors Insurance
                                                                                             Series
                                                                 ----------------------------------------------------------
                                                                                        High Income
                                                                                          Bond
                                                                                         Fund II
                                                                 -------------------------------------------------------- -

                                                                                                             Period from
                                                                                                             February 3,
                                                                 1996 to Year ended        Year ended             1995 to
                                                                        December 31,      December 31,      December 31,
                                                                              1997              1996                1995
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                       827,322           491,956              38,880
     Net realized gain                                                     630,351            31,769               3,368
     Unrealized appreciation (depreciation)
         on investments                                                  1,256,745           424,014              26,388
---------------------------------------------------------------------------------------------------------------------------

Increase in net assets
      from operations                                                    2,714,418           947,739              68,636
---------------------------------------------------------------------------------------------------------------------------
From capital transactions:
     Net premiums                                                        9,254,617         4,468,263           1,448,946
     Transfers (to) from the general account
          of Life of Virginia:
             Death benefits                                               (120,443)          (42,084)                  -
             Surrenders                                                   (861,128)         (428,701)            (12,805)
             Administrative expense (note 3)                               (18,435)           (5,233)               (601)
             Transfer gain (loss) and transfer fees                         (2,424)              (43)              5,535
     Transfers from the Guarantee Account (note 1)                       4,882,888           670,397             200,240
     Interfund transfers                                                 5,675,771         6,113,878             235,916
---------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                        18,810,846        10,776,477           1,877,231
---------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                  21,525,264        11,724,216           1,945,867

Net assets at beginning of period                                       13,670,083         1,945,867                   -
---------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                             35,195,347        13,670,083           1,945,867
---------------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------

                                                                             Federated Investors Insurance
                                                                               Series
                                                                ------------------------------------------------------

                                                                                      Utility
                                                                                      Fund II
                                                                ------------------------------------------------------

                                                                                                          Period from
                                                                                                          January 27,
                                                                     Year ended         Year ended            1995 to
                                                                    December 31,      December 31,        December 31,
                                                                           1997               1996               1995
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                    719,879            523,302            162,247
     Net realized gain                                                  731,431            336,527             90,613
     Unrealized appreciation (depreciation)
         on investments                                               4,302,272          1,113,241            914,307
-----------------------------------------------------------------------------------------------------------------------

Increase in net assets
      from operations                                                 5,753,582          1,973,070          1,167,167
-----------------------------------------------------------------------------------------------------------------------
From capital transactions:
     Net premiums                                                     3,510,754          7,032,730          4,723,697
     Transfers (to) from the general account
          of Life of Virginia:
             Death benefits                                             (63,646)          (172,666)                 -
             Surrenders                                              (1,420,075)          (708,499)          (150,715)
             Administrative expense (note 3)                            (32,050)           (25,376)            (7,470)
             Transfer gain (loss) and transfer fees                      (1,043)            11,752               (650)
     Transfers from the Guarantee Account (note 1)                    1,540,929          1,313,211            982,260
     Interfund transfers                                             (1,399,267)           830,436          5,539,763
-----------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                      2,135,602          8,281,588         11,086,885
-----------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                7,889,184         10,254,658         12,254,052

Net assets at beginning of period                                    22,508,710         12,254,052                  -
-----------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                          30,397,894         22,508,710         12,254,052
-----------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4


--------------------------------------------------------------------------------------------------------------------------------



                                                                                              Alger American
                                                                  --------------------------------------------------------------
                                                                                             Small
                                                                                              Cap
                                                                                           Portfolio
                                                                  --------------------------------------------------------------

                                                                                                                Period from
                                                                                                                 October 3,
                                                                           Year ended         Year ended             1995 to
                                                                           December 31,      December 31,        December 31,
                                                                                 1997               1996               1995
                                                                     -----------------------------------------------------------

Increase (decrease) in net assets From operations:
     Net investment income (expense)                              $         1,245,506           (308,795)            (9,745)
     Net realized gain (loss)                                                 411,624           (122,299)           (20,417)
     Unrealized appreciation (depreciation)
         on investments                                                     4,016,910            (80,937)           (25,048)
--------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
      from operations                                                       5,674,040           (512,031)           (55,210)
--------------------------------------------------------------------------------------------------------------------------------
From capital transactions:
     Net premiums                                                          12,048,925         25,934,981          3,369,922
     Transfers (to) from the general account
          of Life of Virginia:
             Death benefits                                                  (296,448)          (167,439)                 -
             Surrenders                                                    (1,974,869)          (837,016)           (18,166)
             Administrative expense (note 3)                                  (69,752)           (32,819)            (1,420)
             Transfer gain (loss) and transfer fees                            20,656            (18,410)             7,625
     Transfers from the Guarantee Account  (note 1)                         9,339,897          5,067,731            298,188
     Interfund transfers                                                    1,782,889         10,297,239          3,969,177
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                           20,851,298         40,244,267          7,625,326
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                     26,525,338         39,732,236          7,570,116

Net assets at beginning of period                                          47,302,352          7,570,116                  -
--------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                       $        73,827,690         47,302,352          7,570,116
--------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------



                                                                                  Alger American
                                                                 ----------------------------------------------------

                                                                                     Growth
                                                                                    Portfolio
                                                                 ----------------------------------------------------

                                                                                                         Period from
                                                                                                          October 4,
                                                                   Year ended          Year ended            1995 to
                                                                   December 31,       December 31,       December 31,
                                                                         1997                1996               1995
                                                                 -----------------------------------------------------

Increase (decrease) in net assets From operations:
     Net investment income (expense)                                 (282,901)            309,982             (6,776)
     Net realized gain (loss)                                       3,954,588             315,644             (2,380)
     Unrealized appreciation (depreciation)
         on investments                                             8,095,163           2,224,353             27,240
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
      from operations                                              11,766,850           2,849,979             18,084
----------------------------------------------------------------------------------------------------------------------
From capital transactions:
     Net premiums                                                  13,470,987          21,518,317          2,632,716
     Transfers (to) from the general account
          of Life of Virginia:
             Death benefits                                          (317,671)            (22,815)                 -
             Surrenders                                            (2,065,182)           (539,265)            (4,789)
             Administrative expense (note 3)                          (68,206)            (26,996)              (895)
             Transfer gain (loss) and transfer fees                  (390,379)            (32,858)             1,883
     Transfers from the Guarantee Account  (note 1)                 6,594,835           3,628,084            (47,006)
     Interfund transfers                                           (1,557,814)         11,823,073          2,922,881
----------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                   15,666,570          36,347,540          5,504,790
----------------------------------------------------------------------------------------------------------------------

Increase in net assets                                             27,433,420          39,197,519          5,522,874

Net assets at beginning of period                                  44,720,393           5,522,874                  -
----------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                        72,153,813          44,720,393          5,522,874
----------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------



                                                                      PBHG Insurance Series Fund
                                                              ------------------------------------
                                                                          PBHG               PBHG
                                                                     Large Cap          Growth II
                                                                     Portfolio          Portfolio
                                                              ------------------------------------

                                                                                      Period from
                                                                                           May 1,
                                                                                          1997 to
                                                                                     December 31,
                                                                                             1997
                                                              ------------------------------------

Increase (decrease) in net assets From operations:
     Net investment income (expense)                                   (17,112)           (30,512)
     Net realized gain (loss)                                           13,525              7,643
     Unrealized appreciation (depreciation)
         on investments                                                149,898            (89,829)
--------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
      from operations                                                  146,311           (112,698)
--------------------------------------------------------------------------------------------------
From capital transactions:
     Net premiums                                                    1,239,113          3,502,382
     Transfers (to) from the general account
          of Life of Virginia:
             Death benefits                                               (715)                 -
             Surrenders                                                (12,383)           (53,142)
             Administrative expense (note 3)                              (684)            (1,455)
             Transfer gain (loss) and transfer fees                        865                787
     Transfers from the Guarantee Account  (note 1)                    610,146          1,108,447
     Interfund transfers                                             2,735,614          2,507,619
--------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                     4,571,956          7,064,638
--------------------------------------------------------------------------------------------------

Increase in net assets                                               4,718,267          6,951,940

Net assets at beginning of period                                            -                  -
--------------------------------------------------------------------------------------------------

Net assets at end of period                                          4,718,267          6,951,940
--------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4


--------------------------------------------------------------------------------------------------------------------------------


                                                                         -------------------------------------------------------
                                                                                               Aggressive
                                                                                                 Growth
                                                                                               Portfolio
                                                                         ----------------------------------------------------

                                                                                               Year ended
                                                                                               December 31,
                                                                              1997              1996             1995
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
    Net investment income (expense)                                   $    (1,187,720)         (124,804)         237,054
    Net realized gain                                                       6,675,700         3,422,984        1,735,504
    Unrealized appreciation (depreciation) on investments                   5,540,954           109,555        7,840,280
----------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                     11,028,934         3,407,735        9,812,838
----------------------------------------------------------------------------------------------------------------------------

From capital transactions:
    Net premiums                                                           11,681,150        17,880,226       16,756,982
    Transfers (to) from the general account of Life of Virginia:
       Death benefits                                                        (427,386)         (394,284)         (86,506)
       Surrenders                                                          (2,997,601)       (2,851,517)      (1,216,524)
       Administrative expense (note 3)                                       (120,078)         (112,813)         (73,928)
       Transfer gain (loss) and transfer fees                                 (19,458)          (40,003)          38,529
    Transfers (to) from the Guarantee Account (note 1)                      4,987,441         3,328,781        2,434,875
    Interfund transfers                                                    (2,281,417)        8,025,078        7,553,096
----------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                           10,822,651        25,835,468       25,406,524
----------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                     21,851,585        29,243,203       35,219,362

Net assets at beginning of year                                            83,963,537        54,720,334       19,500,972
----------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                             $   105,815,122        83,963,537       54,720,334
----------------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------------------

                                                                                         Janus Aspen Series
                                                                  ----------------------------------------------------------------

                                                                                               Growth
                                                                                             Portfolio
                                                                  ----------------------------------------------------------------

                                                                                             Year ended
                                                                                             December 31,
                                                                                 1997                  1996                  1995
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
    Net investment income (expense)                                         3,288,014             1,820,512             1,088,723
    Net realized gain                                                       9,346,395             4,286,543             1,220,855
    Unrealized appreciation (depreciation) on investments                  23,212,981            11,457,707            11,886,046
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                     35,847,390            17,564,762            14,195,624
----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
    Net premiums                                                           30,338,859            35,456,497            20,907,687
    Transfers (to) from the general account of Life of Virginia:
       Death benefits                                                      (1,849,634)             (483,092)             (292,563)
       Surrenders                                                          (9,041,380)           (3,747,509)           (1,304,563)
       Administrative expense (note 3)                                       (280,500)             (199,595)             (125,440)
       Transfer gain (loss) and transfer fees                                (152,642)             (208,664)              (42,445)
    Transfers (to) from the Guarantee Account (note 1)                     16,216,500             7,027,293             2,397,459
    Interfund transfers                                                     1,293,752            11,381,396            14,146,981
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                           36,524,955            49,226,326            35,687,116
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                     72,372,345            66,791,088            49,882,740

Net assets at beginning of year                                           151,696,572            84,905,484            35,022,744
----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                                 224,068,917           151,696,572            84,905,484
----------------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------------

                                                                                         Janus Aspen Series
                                                                -----------------------------------------------------------------
                                                                                            Worldwide
                                                                                             Growth
                                                                                            Portfolio
                                                                  ---------------------------------------------------------------

                                                                                           Year ended
                                                                                            December 31,
                                                                               1997                        1996             1995
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
    Net investment income (expense)                                         834,801                676,021              (252,038)
    Net realized gain                                                    11,585,008              5,069,677               439,501
    Unrealized appreciation (depreciation) on investments                32,530,512             18,944,795             9,549,318
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                   44,950,321             24,690,493             9,736,781
---------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
    Net premiums                                                         77,908,754             45,862,046            14,202,159
    Transfers (to) from the general account of Life of Virginia:
       Death benefits                                                      (916,155)              (407,146)             (146,748)
       Surrenders                                                        (9,754,795)            (2,394,900)           (1,173,774)
       Administrative expense (note 3)                                     (346,218)              (172,873)              (87,512)
       Transfer gain (loss) and transfer fees                              (116,774)              (183,599)              (23,608)
    Transfers (to) from the Guarantee Account (note 1)                   30,845,279              8,313,366             1,874,804
    Interfund transfers                                                  25,144,972             42,049,450             7,110,222
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                        122,765,063             93,066,344            21,755,543
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                  167,715,384            117,756,837            31,492,324

Net assets at beginning of year                                         177,410,698             59,653,861            28,161,537
---------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                               345,126,082            177,410,698            59,653,861
---------------------------------------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT 4



-----------------------------------------------------------------------------------------------------------------------------

                                                                      Janus Aspen Series (continued)
                                                            -----------------------------------------------------------------

                                                                                    Balanced
                                                                                   Portfolio
                                                            --------------------------------------------------------------
                                                                                                                Period from
                                                                                                                October 11,
                                                                Year ended              Year ended                 1995 to
                                                                 December 31,            December 31,           December 31,
                                                                      1997                    1996                   1995
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
    Net investment income (expense)                        $       931,355                 170,096                 10,290
    Net realized gain                                            1,239,519                 122,576                  9,364
    Unrealized appreciation (depreciation) on investments        4,013,343                 920,620                 37,909
-----------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                           6,184,217               1,213,292                 57,563
-----------------------------------------------------------------------------------------------------------------------------

From capital transactions:
    Net premiums                                                15,654,806               8,643,527                619,039
    Transfers (to) from the general account of
      Life of Virginia:
       Death benefits                                              (98,529)                (37,496)                     -
       Surrenders                                               (1,560,191)               (271,087)               (61,992)
       Administrative expense (note 3)                             (34,113)                 (7,301)                  (379)
       Transfer gain (loss) and transfer fees                      (11,920)                  5,413                   (240)
    Transfer (to) from the Guarantee Account (note 1)            6,551,408               1,091,622                210,233
    Interfund transfers                                         34,492,843               3,850,513              1,147,007
-----------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                54,994,304              13,275,191              1,913,668
-----------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                          61,178,521              14,488,483              1,971,231

Net assets at beginning of period                               16,459,714               1,971,231                      -
-----------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                $    77,638,235              16,459,714              1,971,231
-----------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------------

                                                                             Janus Aspen Series (continued)
                                                                   --------------------------------------------------------------
                                                                                         Flexible
                                                                                          Income
                                                                                        Portfolio
                                                                   --------------------------------------------------------------
                                                                                                                    Period from
                                                                                                                    October 13,
                                                                      Year ended            Year ended                  1995 to
                                                                    December 31,          December 31,             December 31,
                                                                            1997                  1996                  1995
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
    Net investment income (expense)                                      578,869               248,378                19,153
    Net realized gain                                                     86,470                 4,524                    29
    Unrealized appreciation (depreciation) on investments                269,390                68,898                (2,240)
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                   934,729               321,800                16,942
---------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
    Net premiums                                                       3,465,715             2,591,080               312,671
    Transfers (to) from the general account of Life of Virginia:
       Death benefits                                                    (55,866)                    -                     -
       Surrenders                                                       (425,891)              (29,518)                 (451)
       Administrative expense (note 3)                                    (8,897)               (2,717)                 (111)
       Transfer gain (loss) and transfer fees                              1,786                  (413)                  179
    Transfer (to) from the Guarantee Account (note 1)                  3,010,637               345,536                41,646
    Interfund transfers                                                2,406,219               992,086               419,589
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                       8,393,703             3,896,054               773,523
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                 9,328,432             4,217,854               790,465

Net assets at beginning of period                                      5,008,319               790,465                     -
---------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                           14,336,751             5,008,319               790,465
---------------------------------------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                Janus Aspen Series (continued)
                                                                      -------------------------------------------------------------
                                                                                          International                    Capital
                                                                                              Growth                  Appreciation
                                                                                            Portfolio                    Portfolio
                                                                      ---------------------------------------   -------------------
                                                                                                     Period from       Period from
                                                                                                    May 3, 1996        May 2, 1997
                                                                              Year ended                  to                    to
                                                                            December 31,           December 31,        December 31,
                                                                                 1997                   1996                  1997
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
    Net investment income (expense)                                          (167,651)                 9,055                (1,544)
    Net realized gain                                                       3,329,942                187,391                31,894
    Unrealized appreciation (depreciation) on investments                   1,235,644                586,615                12,182
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                      4,397,935                783,061                42,532
-----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
    Net premiums                                                           19,031,016              4,654,797               720,613
    Transfers (to) from the general account of Life of Virginia:
       Death benefits                                                        (197,552)                     -                     -
       Surrenders                                                          (1,293,141)               (51,116)              (37,177)
       Administrative expense (note 3)                                        (39,068)                (3,441)                 (826)
       Transfer gain (loss) and transfer fees                                  24,476                  3,766               (33,752)
    Transfer (to) from the Guarantee Account (note 1)                       8,279,728                935,954               446,414
    Interfund transfers                                                    10,950,154              7,189,157             1,531,771
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                           36,755,613             12,729,117             2,627,043
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                     41,153,548             13,512,178             2,669,575

Net assets at beginning of period                                          13,512,178                      -                     -
-----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                                54,665,726             13,512,178             2,669,575
-----------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Notes to Financial Statements

December 31, 1997

================================================================================



   (1)   Description of Entity

         Life of Virginia Separate Account 4 (the Account) is a separate investment account established in 1987 by The Life Insurance Company of Virginia (Life of Virginia) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity life insurance policies issued by Life of Virginia. The Life Insurance Company of Virginia is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. Eighty percent of the capital stock of Life of Virginia is owned by General Electric Capital Assurance Corporation. The remaining 20% is owned by GE Financial Assurance Holdings, Inc. General Electric Capital Assurance Corporation and GE Financial Assurance Holdings, Inc. are indirectly, wholly-owned subsidiaries of General Electric Capital ("GE Capital"). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation. Prior to April 1, 1996, Life of Virginia was an indirect wholly-owned subsidiary of Aon Corporation (Aon).

         In May 1997, seven new investment subdivisions were added to the Account, for both Type I and II policies. The Growth & Income Portfolio and Growth Opportunities Portfolio each invest solely in a designated portfolio of the Variable Insurance Products Fund III. The Global Income Fund and the Value Equity Fund each invest solely in a designated portfolio of the GE Investments Funds, Inc. The Capital Appreciation Portfolio invests solely in a designated portfolio of the Janus Aspen Series. The Growth II Portfolio and the Large Cap Growth Portfolio each invest solely in a designated portfolio of the PBHG Insurance Series Fund. All designated portfolios described above are series type mutual funds.

         During 1997, the Life of Virginia Series Fund, Inc. changed its name to the GE Investments Funds, Inc. As a result the Life of Virginia Series Funds, Inc.--Common Stock Index, Government Securities, Money Market, Total Return, International Equity and Real Estate Securities Portfolios were renamed the GE Investments Funds, Inc.--S&P 500 Index, Government Securities, Money Market, Total Return, International Equity and Real Estate Securities Funds, respectively. On December 12, 1997, the Account added the GE Investments Funds, Inc.--Income Fund as a new investment subdivision and made the following substitutions of shares held by the investment subdivisions:

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Notes to Financial Statements



================================================================



   (1)   Continued


           Before the Substitution                               After the Substitution

           Shares of Money Market Portfolio - Variable           Shares of Money Market Fund -
           Insurance Products Fund                               GE Investments Funds, Inc.

           Shares of Money Fund -                                Shares of Money Market Fund -
           Oppenheimer Variable Account Funds                    GE Investments Funds, Inc.

           Shares of Bond  Portfolio -                           Shares of Income Fund  Neuberger & Berman
           Advisers Management Trust                             GE Investments Funds, Inc.

           Shares of High Income Portfolio -                     Shares of High Income Fund -
           Variable Insurance Products Fund                      Oppenheimer Variable Account Funds

           Shares of Growth Portfolio -                          Shares of Growth Portfolio -
           Neuberger & Berman Advisers Management Trust          Variable Insurance Products Fund

           Shares of Balanced Portfolio -                        Shares of Balanced Portfolio -
           Neuberger & Berman Advisers Management Trust          Janus Aspen Series

         The foregoing substitutions were carried out pursuant to an order of the Securities and Exchange Commission (Commission) issued on December 11, 1997, with the approval of any necessary department of insurance. The effect of such a share substitution was to replace certain portfolios of Variable Insurance Products Fund, Oppenheimer Variable Account Funds, GE Investments Funds, Inc., and Neuberger & Berman Advisers Management Trust with those of GE Investments Funds, Inc., Oppenheimer Variable Account Funds, Variable Insurance Products Fund, and Janus Aspen Series as investment options.

   (1)   Continued

         In May 1996, two new investment subdivisions were added to the Account, for both Type I and II policies. One of these subdivisions, the International Growth Portfolio, invests solely in a designated portfolio of the Janus Aspen Series, a series type mutual fund. The other new subdivision, the American Leaders Fund II, invests solely in a designated portfolio of the Federated Investors Insurance Series, a series type mutual fund.

         During 1995, nine new investment subdivisions were added to the Account, for both Type I and Type II policies. The Utility Fund II and High Income Bond Fund II each invest solely in a designated portfolio of the Federated Investors Insurance Series, a series type mutual fund. The Contrafund Portfolio invests solely in a designated portfolio of the Variable Insurance Products Fund II, a series type mutual fund. The International Equity Portfolio and the Real Estate Securities Portfolio each invest solely in a designated portfolio of GE Investments Funds, Inc., a series type mutual fund. The Balanced Portfolio and Flexible Income Portfolio each invest solely in a designated portfolio of the Janus Aspen Series, a series type mutual fund. The Growth Portfolio and Small Cap Portfolio each invest solely in a designated portfolio of the Alger American Fund, a series type mutual fund.

         In November 1995, six subdivisions were closed to new money for both Type I and Type II policies. For each policy type, three of these subdivisions, the Balanced Portfolio, Bond Portfolio, and Growth Portfolio each invest solely in a designated portfolio of the Advisers Management Trust, a series type mutual fund. The fourth and fifth closed subdivisions, the Money Market Portfolio and High Income Portfolio, each invest solely in a designated portfolio of the Variable Insurance Products Fund, a series type mutual fund. The sixth closed subdivision, the Money Fund, invests solely in a designated portfolio of the Oppenheimer Variable Account Funds, a series type mutual fund.

         Policyowners may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of Life of Virginia. Amounts transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such transfer and remain in effect for one year, after which a new rate may be declared.

   (2)   Summary of Significant Accounting Policies

         Unit Classes

         There are two unit classes included in the Account. Type I units are sold under policy form P1140 and P1141. Type II units are sold under policy forms P1142, P1142N and P1143. Type II unit sales began in the third quarter of 1994.

         Investments

         Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

  (2)   Continued

         The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year or period ended December 31, 1997 were:

                                                   Cost of         Proceeds
                                                    Shares             from
Fund/Portfolio                                    Acquired      Shares Sold
----------------------------------------------------------------------------

GE Investments Funds, Inc.:
     S&P 500 Index                        $    132,222,938       31,818,054
     Government Securities                      10,499,388       23,055,080
     Money Market                              887,060,254      868,724,486
     Total Return                               30,724,166       10,679,067
     International Equity                       18,393,561       11,389,194
     Real Estate Securities                     43,204,050       16,152,111
     Global Income                               6,336,231          187,733
     Value Equity                               17,622,017        3,137,116
     Income                                     25,679,422        3,310,006

Oppenheimer Variable Account Funds:
     Money                                         314,112        3,030,625
     Bond                                       16,807,159        9,544,382
     Capital Appreciation                       93,466,672       56,992,604
     Growth                                     85,183,495       31,490,581
     High Income                                95,915,615       36,944,770
     Multiple Strategies                        23,819,771       11,316,157

Variable Insurance Products Fund:
     Money Market                                1,556,148       23,557,498
     High Income                                 3,620,650       30,349,068
     Equity - Income                           220,439,185       93,043,056
     Growth                                     83,553,084       68,794,613
     Overseas                                   72,741,759       71,928,713

Variable Insurance Products Fund II:
     Asset Manager                              85,456,484       70,466,360
     Contrafund                                118,473,800       55,310,933

Variable Insurance Products Fund III:
     Growth & Income                            18,484,934        3,417,350
     Growth Opportunities                       17,590,719        1,681,206
----------------------------------------------------------------------------

  (2)   Continued



                                                    Cost of         Proceeds
                                                     Shares             from
Fund/Portfolio                                     Acquired      Shares Sold
-----------------------------------------------------------------------------

Neuberger & Berman Advisers
  Management Trust:
     Balanced                             $       2,635,418       36,069,865
     Bond                                         1,856,865       11,649,317
     Growth                                         977,918       12,925,079

Federated Investors Insurance Series:
     American Leaders II                         32,823,606        5,793,581
     High Income Bond II                         38,421,195       18,759,547
     Utility                                     10,012,564        7,198,898
     II

Alger American:
     Small Cap                                   46,888,772       24,542,187
     Growth                                      46,869,978       31,444,158

PBHG Insurance Series Fund:
     PBHG Large Cap Growth                        6,296,317        1,710,929
     PBHG Growth II                               7,969,729        1,120,679

Janus Aspen Series:
     Aggressive Growth                           99,975,217       90,226,548
     Growth                                      86,207,354       46,144,088
     Worldwide                                  183,578,974       59,756,806
     Growth
     Balanced                                    67,917,334       11,980,846
     Flexible                                    12,301,658        3,313,161
     Income
     International Growth                        94,751,055       54,755,744
     Capital Appreciation                         5,675,613        3,007,685
-----------------------------------------------------------------------------




         Capital Transactions

         The increase (decrease) in outstanding units for Type I and Type II from capital transactions for the years or periods ended December 31, 1997, 1996 and 1995 are as follows:

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Notes to Financial Statements


(2)      Continued


                                                                       GE Investments Funds, Inc.
                                                 -----------------------------------------------------------------------------

                                                   S&P 500    Government       Money        Total  International   Real Estate
                                                     Index    Securities      Market       Return         Equity    Securities
Type I Units                                          Fund          Fund        Fund         Fund           Fund          Fund

------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1994             297,274       384,930     484,719      666,497           -            -

    Net premiums                                    37,545         7,450     265,952       38,485       5,889        3,842
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                         (3,332)       (2,593)       (365)      (8,225)       (201)        (130)
             Surrenders                            (11,616)      (27,386)   (138,205)     (30,218)       (166)         (82)
             Administrative expenses                  (991)         (994)     (1,241)      (1,911)        (64)         (27)
    Transfers (to)/from the Guarantee Account       17,804           (78)    347,444        6,958       8,347        6,278
    Interfund transfers                            142,337        67,621     (64,330)      73,915     101,757       13,762
------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                      181,747        44,020     409,255       79,004     115,562       23,643
------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995             479,021       428,950     893,974      745,501     115,562       23,643

    Net premiums                                    34,082        36,100     706,581       33,745      22,527       14,587
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                         (1,231)         (163)    (16,043)      (6,096)          -            -
             Surrenders                            (22,370)      (25,884)   (412,885)     (31,853)     (5,008)      (1,361)
             Administrative expenses                (1,347)       (1,204)     (4,925)      (2,175)       (446)        (192)
    Transfers (to)/from the Guarantee Account       37,400         4,534     358,505        1,905      22,249       21,124
    Interfund transfers                             54,702        62,264   1,023,952      (32,962)     52,528      147,118
------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                      101,236        75,647   1,655,185      (37,436)     91,850      181,276
------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996             580,257       504,597   2,549,159      708,065     207,412      204,919

    Net premiums                                    43,467         2,027     273,183       24,404    (153,291)     215,116
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                         (2,505)       (3,654)    (88,771)      (5,480)          -            -
             Surrenders                            (34,875)      (27,521)   (773,658)     (56,645)    494,961     (112,838)
             Administrative expenses                (1,886)         (938)     (6,382)      (1,805)     20,280       (5,712)
    Transfers (to)/from the Guarantee Account       41,669         9,540     304,035        5,882    (736,706)     208,742
    Interfund transfers                            292,720      (484,051)  1,254,694      (42,593)  1,380,146      875,079
------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                      338,590      (504,597)    963,101      (76,237)  1,005,390    1,180,387
------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997             918,847             -   3,512,260      631,828   1,212,802    1,385,306
------------------------------------------------------------------------------------------------------------------------------


                                                                       GE Investments Funds, Inc.
                                               -----------------------------------------------------------------------------------
                                                                   Oppenheimer Variable Account Funds
                                               -----------------------------------------------------------------------------------

                                                    Global                                                   Capital
                                                    Income  Value Equity    Income     Money        Bond   Appreciation   Growth
Type I Units                                          Fund        Fund        Fund      Fund        Fund        Fund        Fund
----------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1994                   -           -           -   549,261     967,029   2,708,957     734,287

    Net premiums                                         -           -           -    36,722     (11,303)    222,696    (521,582)
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                              -           -           -         -         263     (31,865)     48,092
             Surrenders                                  -           -           -   (38,250)      5,282    (311,147)    564,254
             Administrative expenses                     -           -           -      (910)        309     (13,475)     27,690
    Transfers (to)/from the Guarantee Account            -           -           -   (33,828)     (4,115)     27,379     (11,025)
    Interfund transfers                                  -           -           -  (230,533)     (4,765)     45,448     144,969
----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                            -           -           -  (266,799)    (14,329)    (60,964)    252,398
----------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995                   -           -           -   282,462     952,700   2,647,993     986,685

    Net premiums                                         -           -           -         -      (4,744)   (181,755)    267,359
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                              -           -           -    (1,782)      2,016      44,441     (29,174)
             Surrenders                                  -           -           -   (16,283)      7,728     332,700    (364,042)
             Administrative expenses                     -           -           -      (531)        407      14,718     (16,121)
    Transfers (to)/from the Guarantee Account            -           -           -    (4,896)     (7,110)   (185,173)    105,286
    Interfund transfers                                  -           -           -   (96,465)     (9,728)     53,131     240,629
----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                            -           -           -  (119,957)    (11,431)     78,062     203,937
----------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996                   -           -           -   162,505     941,269   2,726,055   1,190,622

    Net premiums                                    15,669      30,034         595         -      12,729      48,378      50,650
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                              -           -           -         -      (4,708)     (2,476)     (1,990)
             Surrenders                             (2,874)     (1,979)     (5,500)   (5,366)   (114,775)   (146,760)    (99,247)
             Administrative expenses                  (489)       (345)       (199)     (298)     (2,868)     (6,721)     (2,955)
    Transfers (to)/from the Guarantee Account      131,841      33,741           -         -      30,993      33,837      40,477
    Interfund transfers                            372,751     418,170   1,300,742  (156,841)     66,990     (60,894)    114,256
----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                      516,898     479,621   1,295,638  (162,505)    (11,639)   (134,636)    101,191
----------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997             516,898     479,621   1,295,638         -     929,630   2,591,419   1,291,813
----------------------------------------------------------------------------------------------------------------------------------




(2)      Continued

                                                                                         Variable Insurance Products Fund
                                                 ---------- ------------ ----------------------------------------------------------

                                                      High    Multiple       Money        High     Equity-
                                                    Income  Strategies      Market      Income      Income     Growth    Overseas
Type I Units                                          Fund        Fund   Portfolio   Portfolio   Portfolio  Portfolio   Portfolio
-----------------------------------------------  ---------------------------------------------------------------------------------
Units outstanding at December 31, 1994           1,125,497   1,797,950   4,123,571     804,420   5,088,608  4,641,036   5,128,595

    Net premiums                                    44,999      65,632     730,434      85,480     485,381    247,726     200,203
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                           (296)     (9,569)      8,759      (5,083)    (26,937)   (11,327)    (22,477)
             Surrenders                            (12,636)    (95,101)   (323,643)    (42,301)   (295,625)  (179,497)   (183,059)
             Administrative expenses                (1,249)     (5,559)     (8,471)     (2,631)    (16,777)   (12,038)    (12,905)
    Transfers (to)/from the Guarantee Account       10,579      (3,036)     36,658      35,020     214,956     67,303     (35,433)
    Interfund transfers                             96,818      12,445  (2,144,243)     83,390   1,492,501    433,983    (566,178)
-----------------------------------------------  ---------- ----------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                      138,215     (35,188) (1,700,506)    153,875   1,853,499    546,150    (619,849)
-----------------------------------------------  ---------- ----------------------------------------------------------------------

Units outstanding at December 31, 1995           1,263,712   1,762,762   2,423,065     958,295   6,942,107  5,187,186   4,508,746

    Net premiums                                    15,693      26,028       8,114     (11,013)    209,607    133,676     102,472
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                           (411)    (15,299)    (26,867)          -     (39,084)   (25,152)    (17,537)
             Surrenders                            (23,047)    (88,160)   (136,342)    (64,247)   (314,228)  (232,300)   (188,428)
             Administrative expenses                (1,163)     (4,615)     (4,247)     (2,193)    (16,695)   (13,593)    (11,116)
    Transfers (to)/from the Guarantee Account       13,792      26,304     (46,251)     (1,584)    129,570     60,757      48,453
    Interfund transfers                             89,651     (66,358) (1,024,299)   (147,328)    (63,823)  (278,909)   (373,467)
-----------------------------------------------  ---------- ----------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                       94,515    (122,100) (1,229,892)   (226,365)    (94,653)  (355,521)   (439,623)
-----------------------------------------------  ---------- ----------------------------------------------------------------------

Units outstanding at December 31, 1996           1,358,227   1,640,662   1,193,173     731,930   6,847,454  4,831,665   4,069,123

    Net premiums                                    44,846      26,455      (2,769)          -     132,909     46,481      33,637
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                         (6,846)     (7,589)     (3,458)     (2,224)    (25,251)   (14,556)    (15,035)
             Surrenders                            (87,976)   (127,118)    (72,594)    (65,456)   (376,813)  (325,620)   (189,716)
             Administrative expenses                (3,299)     (4,137)     (2,380)     (1,503)    (17,119)   (12,146)     (9,227)
    Transfers (to)/from the Guarantee Account       54,141      17,555      (1,822)       (257)     81,689     26,348      10,283
    Interfund transfers                            510,750       7,721  (1,110,150)   (662,490)    (53,531)   (84,347)   (500,805)
-----------------------------------------------  ---------- ----------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                      511,616     (87,113) (1,193,173)   (731,930)   (258,116)  (363,840)   (670,863)
-----------------------------------------------  ---------- ----------------------------------------------------------------------

Units outstanding at December 31, 1997           1,869,843   1,553,549           -           -   6,589,338  4,467,825   3,398,260
-----------------------------------------------  ---------- ----------------------------------------------------------------------



(2)      Continued

                                          Variable Insurance Products  Variable Insurance Products
                                                      Fund II                   Fund III             Advisers Management Trust
                                         ----------------------------  ---------------------------  -------------------------------

                                                    Asset               Growth &        Growth
                                                  Manager  Contrafund     Income    Opportunities  Balanced       Bond      Growth
Type I Units                                    Portfolio   Portfolio  Portfolio     Portfolio    Portfolio  Portfolio   Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1994         27,382,848          -        -            -        2,303,795  1,644,509    619,834

    Net premiums                                  387,499    582,483        -            -           19,872   (319,688)   (14,507)
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                      (158,949)    (1,220)       -            -             (260)    29,267      4,454
             Surrenders                        (1,411,202)   (39,641)       -            -          (16,268)    86,040     50,773
             Administrative expenses              (74,816)    (3,373)       -            -           (1,256)     8,665      2,990
    Transfers (to)/from the Guarantee Account    (514,204)    257,604       -            -           22,814     19,812     13,112
    Interfund transfers                        (3,617,814)  1,639,032       -            -         (302,761)  (529,362)    79,845
---------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                  (5,389,486)  2,434,885       -            -         (277,859)  (705,266)   136,667
---------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995         21,993,362   2,434,885       -            -        2,025,936    939,243    756,501

    Net premiums                                  164,394     191,853       -            -           -             692        -
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                      (142,857)    (14,740)      -            -          (13,542)      (625)   (7,106)
             Surrenders                        (1,189,857)   (156,723)      -            -          (19,441)   (46,729)  (82,100)
             Administrative expenses              (60,017)     (7,215)      -            -           (1,491)    (2,782)   (3,304)
    Transfers (to)/from the Guarantee Account      (9,338)    168,994       -            -           (6,661)    (1,863)   (1,563)
    Interfund transfers                        (1,775,712)    480,447       -            -         (300,225)  (348,334) (131,122)
---------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                  (3,013,387)    662,616       -            -         (341,360)  (399,641) (225,195)
--------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996         18,979,975   3,097,501       -            -        1,684,576    539,602   531,306

    Net premiums                                  152,156     110,477     41,831        30,072         (343)       141       348
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                       (89,850)     (9,932)      -              -         (4,573)   (13,722)   (3,133)
             Surrenders                        (1,096,143)   (211,184)      (813)       (5,989)    (131,590)   (27,704)  (10,160)
             Administrative expenses              (52,182)     (7,854)      (183)         (318)      (3,702)    (1,043)   (1,125)
    Transfers (to)/from the Guarantee Account      25,895     101,581     19,562        24,545       (9,256)      (144)       -
    Interfund transfers                          (818,341)    215,612    233,932       293,107   (1,535,112)  (497,130) (517,236)
---------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                  (1,878,465)    198,700    294,329       341,417   (1,684,576)  (539,602) (531,306)
---------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997         17,101,510   3,296,201    294,329       341,417        -           -         -
---------------------------------------------------------------------------------------------------------------------------------



(2)    Continued

                                                    Federated Investors Insurance                            PBHG Insurance
                                                                Series               Alger American            Series Fund
                                                ---------------------------------  ---------------------  --------------------
                                                  American        High
                                                   Leaders      Income                                   Large Cap
                                                 Portfolio       Bonds     Utility Small Cap     Growth     Growth   Growth II
Type I Units                                       Fund II     Fund II     Fund II Portfolio  Portfolio  Portfolio   Portfolio
------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1994                   -           -           -         -          -          -          -

    Net premiums                                         -       6,661      74,380    67,353     46,215          -          -
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                              -           -           -         -          -          -          -
             Surrenders                                  -         (60)       (682)     (606)      (423)         -          -
             Administrative expenses                     -         (15)       (144)     (147)       (90)         -          -
    Transfers (to)/from the Guarantee Account            -       1,534     126,922     8,574      4,799          -          -
    Interfund transfers                                  -      32,694     339,152   330,617    210,724          -          -
------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                            -      40,814     539,628   405,791    261,225          -          -
------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995                   -      40,814     539,628   405,791    261,225          -          -

    Net premiums                                     6,132      11,997      34,892   260,309    140,387          -          -
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                              -      (1,489)    (13,689)  (10,458)         -          -          -
             Surrenders                               (234)     (8,472)    (35,752)  (35,446)   (31,027)         -          -
             Administrative expenses                   (47)       (273)     (1,868)   (2,659)    (2,129)         -          -
    Transfers (to)/from the Guarantee Account        1,547      23,451      31,866   150,713    122,150          -          -
    Interfund transfers                             68,264     145,478      (9,854)  571,403    700,068          -          -
------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                       75,662     170,692       5,595   933,862    929,449          -          -
------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996              75,662     211,506     545,223 1,339,653  1,190,674          -          -

    Net premiums                                    35,396      49,848       7,670   694,521     66,490      1,019     17,111
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                              -        (469)       (853)  (42,319)    (2,907)         -          -
             Surrenders                             (1,961)    (14,353)    (38,555)(1,148,701)  (80,029)       (92)       (49)
             Administrative expenses                  (502)       (718)     (1,375)  (36,907)    (3,546)       (32)      (101)
    Transfers (to)/from the Guarantee Account       24,074      50,940       9,699   749,029      2,066      2,432      1,623
    Interfund transfers                            228,950     159,370     (36,477) (230,206)  (150,234)    52,670     58,027
------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                      285,957     244,618     (59,891)  (14,583)  (168,160)    55,997     76,611
------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997             361,619     456,124     485,332 1,325,070  1,022,514     55,997     76,611
------------------------------------------------------------------------------------------------------------------------------



(2)      Continued


                                                                            Janus Aspen Series
                                            ----------------------------------------------------------------------------------

                                           Aggressive                                      Flexible International       Capital
                                               Growth     Growth   Worldwide   Balanced      Income        Growth  Appreciation
Type I Units                                Portfolio  Portfolio   Portfolio  Portfolio   Portfolio     Portfolio     Portfolio
----------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1994           1,272,142   3,183,404   2,247,224          -           -          -            -

    Net premiums                                    41,540     495,631     154,654     47,108         369          -            -
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                              -      (8,424)     (9,493)    (2,123)          -          -            -
             Surrenders                            (37,096)   (129,651)    (38,101)   (16,212)         (8)         -            -
             Administrative expenses                  (196)     (9,290)     (4,194)    (1,376)        (11)         -            -
    Transfers (to)/from the Guarantee Account       90,712     109,046      25,268      9,645       2,769          -            -
    Interfund transfers                            598,635     792,010     381,858     74,930      35,960          -            -
----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                      693,595   1,249,322     509,992    111,972      39,079          -            -
----------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995           1,965,737   4,432,726   2,757,216    111,972      39,079          -            -

    Net premiums                                     1,581   1,661,740     880,684     49,343       4,021        34,924         -
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                              -    (181,059)    (51,566)    (2,953)          -           -           -
             Surrenders                               (429) (2,320,448)   (739,842)   (15,986)     (1,075)       (1,689)        -
             Administrative expenses                   (22)   (113,310)    (48,025)    (1,541)       (194)         (301)        -
    Transfers (to)/from the Guarantee Account        1,256   1,066,999     455,640     26,519      11,223        37,626         -
    Interfund transfers                              7,695     217,761     916,700    191,453      64,966       403,878         -
----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                       10,081     331,683   1,413,591    246,835      78,941       474,438         -
----------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996           1,975,818   4,764,409   4,170,807    358,807     118,020       474,438         -

    Net premiums                                    55,368     109,351     257,478     32,492       8,506        99,898     2,452
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                         (1,972)    (66,404)     (7,323)         -           -           -           -
             Surrenders                            (87,614)   (321,901)   (229,991)   (34,024)    (17,779)      (40,170)   (1,327)
             Administrative expenses                (4,772)    (11,195)    (12,079)    (1,430)       (403)       (2,200)      (58)
    Transfers (to)/from the Guarantee Account       29,407      64,006     148,276     55,427      78,205        64,693       344
    Interfund transfers                           (148,659)    (32,501)    611,104  2,070,280      94,329       408,010    47,846
----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                     (158,242)   (258,644)    767,465   2,122,745    162,858       530,231    49,257
----------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997           1,817,576   4,505,765   4,938,272   2,481,552    280,878     1,004,669    49,257
----------------------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Notes to Financial Statements


------------------------------------------------------------------------------

(2)      Continued


                                                                         GE Investments Funds, Inc.
                                                 -----------------------------------------------------------------------------

                                                    S&P 500     Government       Money       Total   International Real Estate
                                                      Index     Securities      Market      Return       Equity     Securities
Type II Units                                          Fund           Fund        Fund        Fund         Fund           Fund
------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1994               10,408            889      75,600      12,498            -              -

    Net premiums                                    287,747         94,804   3,703,628     189,643       26,411         23,750
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                          (3,020)             -           -        (523)           -              -
             Surrenders                              (1,937)        (2,139)    (17,008)     (2,245)         (10)           (23)
             Administrative expenses                    (18)            (6)        (18)        (12)          (1)             -
    Transfers (to)/from the Guarantee Account        12,961          3,954      18,590      12,174        1,577            324
    Interfund transfers                              93,868         56,254  (2,272,432)     41,049       19,067         10,426
------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                       389,601        152,867   1,432,760     240,086       47,044         34,477
------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995              400,009        153,756   1,508,360     252,584       47,044         34,477

    Net premiums                                    647,438        194,563  10,719,294     345,169      204,787        214,051
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                          (1,638)        (4,586)    (41,657)       (930)        (313)             -
             Surrenders                             (17,183)        (4,362)   (189,358)    (11,361)      (4,056)        (1,826)
             Administrative expenses                   (290)          (130)       (792)       (196)         (80)           (43)
    Transfers (to)/from the Guarantee Account        78,749          3,809     (49,295)     38,959       26,698         19,914
    Interfund transfers                             155,417        (66,854) (8,053,173)     35,026       58,323        162,396
------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                       862,493        122,440   2,385,019     406,667      285,359        394,492
------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996            1,262,502        276,196   3,893,379     659,251      332,403        428,969

    Net premiums                                  1,106,640         58,332   7,321,970     188,455      143,803        604,427
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                         (46,669)             -     (31,824)     (4,811)        (188)        (1,092)
             Surrenders                             (61,683)       (10,472)   (497,702)    (40,510)     (16,180)       (24,343)
             Loans                                        -              -           -           -            -              -
             Administrative expenses                 (1,001)          (115)     (2,877)       (508)        (358)          (445)
    Transfers (to)/from the Guarantee Account       376,140         37,807     406,500      93,000       69,865        236,279
    Interfund transfers                             389,211       (361,748) (6,108,959)     33,268       85,065        234,452
------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                     1,762,638       (276,196)  1,087,108     268,894      282,007      1,049,278
------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997            3,025,140              -   4,980,487     928,145      614,410      1,478,247
------------------------------------------------------------------------------------------------------------------------------

(2)      Continued


                                                    Oppenheimer Variable Account Funds
                                                 ---------------------------------------

                                                       Global
                                                       Income  Value Equity     Income
Type II Units                                            Fund        Fund         Fund
----------------------------------------------------------------------------------------

Units outstanding at December 31, 1994                      -           -            -

    Net premiums                                            -           -            -
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                                 -           -            -
             Surrenders                                     -           -            -
             Administrative expenses                        -           -            -
    Transfers (to)/from the Guarantee Account               -           -            -
    Interfund transfers                                     -           -            -
----------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                               -           -            -
----------------------------------------------------------------------------------------

Units outstanding at December 31, 1995                      -           -            -

    Net premiums                                            -           -            -
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                                 -           -            -
             Surrenders                                     -           -            -
             Administrative expenses                        -           -            -
    Transfers (to)/from the Guarantee Account               -           -            -
    Interfund transfers                                     -           -            -
----------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                               -           -            -
----------------------------------------------------------------------------------------

Units outstanding at December 31, 1996                      -           -            -

    Net premiums                                       19,022     242,987        1,357
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                                 -        (153)           -
             Surrenders                                  (487)     (5,196)        (415)
             Loans                                          -           -            -
             Administrative expenses                       (8)        (28)         (42)
    Transfers (to)/from the Guarantee Account          19,733     146,978        5,210
    Interfund transfers                                41,030     346,028      897,139
----------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                          79,290     730,616      903,249
----------------------------------------------------------------------------------------

Units outstanding at December 31, 1997                 79,290     730,616      903,249
----------------------------------------------------------------------------------------


(2)      Continued


                                                                    Oppenheimer Variable Account Funds
                                                 -------------------------------------------------------------------------

                                                                             Capital                    High     Multiple
                                                      Money         Bond  Appreciation    Growth      Income   Strategies
Type II Units                                          Fund         Fund        Fund        Fund        Fund         Fund
---------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1994               50,143       11,655      68,052      12,276      77,818       26,302

    Net premiums                                     54,745      214,451     355,504     325,547     366,507      185,233
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                               -         (219)       (166)       (229)          -       (1,207)
             Surrenders                                (652)      (5,734)     (5,891)     (3,339)     (1,757)      (2,408)
             Administrative expenses                    (31)         (49)        (30)        (68)        (24)         (36)
    Transfers (to)/from the Guarantee Account        (4,360)      13,097      21,250      28,166      20,898       17,850
    Interfund transfers                             (41,682)      42,279     143,860      61,411      97,702       30,947
---------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                         8,020      263,825     514,527     411,488     483,326      230,379
---------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995               58,163      275,480     582,579     423,764     561,144      256,681

    Net premiums                                         70      307,614   1,152,800     440,344     922,316      383,300
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                               -       (3,625)    (23,778)     (2,446)    (14,183)      (3,190)
             Surrenders                              (1,020)     (13,875)    (34,224)     (9,335)    (24,799)     (11,252)
             Administrative expenses                     (6)        (160)       (668)       (213)       (520)        (329)
    Transfers (to)/from the Guarantee Account          (156)      32,015     169,506      50,413      94,808       45,770
    Interfund transfers                             (33,183)     109,648     275,079     189,075     176,989       77,022
---------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                       (34,295)     431,617   1,538,715     667,838   1,154,611      491,321
---------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996               23,868      707,097   2,121,294   1,091,602   1,715,755      748,002

    Net premiums                                         30      167,289     713,649     880,279     703,696      349,189
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                               -       (8,306)    (10,958)     (8,211)    (16,328)      (5,971)
             Surrenders                                (202)     (30,599)    (79,872)    (48,836)   (109,043)     (55,647)
             Loans                                        -            -           -           -           -            -
             Administrative expenses                     (5)        (513)     (1,748)       (951)     (1,245)        (701)
    Transfers (to)/from the Guarantee Account             -      156,266     369,347     337,722     379,179      151,804
    Interfund transfers                             (23,691)       2,783      64,736     210,754     262,960       13,450
---------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                       (23,868)     286,920   1,055,154   1,370,757   1,219,219      452,124
---------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997                    -      994,017   3,176,448   2,462,359   2,934,974    1,200,126
---------------------------------------------------------------------------------------------------------------------------

(2)      Continued


                                                 -------------------------------------------------------------

                                                      Money         High     Equity-
                                                     Market       Income      Income      Growth     Overseas
Type II Units                                     Portfolio    Portfolio   Portfolio   Portfolio    Portfolio
--------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1994              450,740       56,076     276,392     141,845      197,672

    Net premiums                                  1,923,388      288,601   2,285,441   1,079,779      464,979
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                          (1,352)      (1,092)       (898)       (663)     (12,509)
             Surrenders                             (10,590)      (7,686)    (33,936)    (16,831)     (10,082)
             Administrative expenses                   (211)         (53)       (378)       (170)        (235)
    Transfers (to)/from the Guarantee Account       (48,336)       9,984     165,649      72,558       71,820
    Interfund transfers                          (1,333,295)     149,732     427,705     248,497      117,726
--------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                       529,604      439,486   2,843,583   1,383,170      631,699
--------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995              980,344      495,562   3,119,975   1,525,015      829,371

    Net premiums                                        138            -   3,158,538   1,222,269      521,600
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                          (5,285)      (1,518)    (43,181)    (21,919)     (11,961)
             Surrenders                             (18,734)     (18,658)   (134,965)    (50,499)     (31,329)
             Administrative expenses                   (323)        (228)     (2,658)     (1,349)        (733)
    Transfers (to)/from the Guarantee Account           (31)      (3,382)    402,673     186,018      127,385
    Interfund transfers                            (659,500)    (168,501)    541,485     167,039      123,110
--------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                      (683,735)    (192,287)  3,921,892   1,501,559      728,072
--------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996              296,609      303,275   7,041,867   3,026,574    1,557,443

    Net premiums                                        931          306   2,260,371     504,224      230,215
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                          (9,387)        (206)    (70,511)    (17,520)     (11,283)
             Surrenders                              (6,379)     (17,828)   (310,722)   (121,652)     (59,094)
             Loans                                        -            -           -           -            -
             Administrative expenses                   (179)        (172)     (5,614)     (2,437)      (1,374)
    Transfers (to)/from the Guarantee Account             -         (595)    959,930     232,691      169,290
    Interfund transfers                            (281,595)    (284,780)    198,852      (7,282)    (122,609)
--------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                      (296,609)    (303,275)  3,032,306     588,024      205,145
--------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997                    -            -  10,074,173   3,614,598    1,762,588
--------------------------------------------------------------------------------------------------------------


(2)      Continued


                                                Variable Insurance        Variable Insurance
                                                 Products  Fund II         Products Fund III         Advisers Management Trust
                                               --------------------   -------------------------  --------------------------------

                                                  Asset                 Growth &      Growth
                                                Manager  Contrafund       Income  Opportunities   Balanced         Bond    Growth
Type II Units                                 Portfolio   Portfolio    Portfolio   Portfolio     Portfolio    Portfolio Portfolio
---------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1994          450,885           -            -           -        22,065       83,962    13,906

    Net premiums                                902,148   1,499,030            -           -       199,692      240,461   167,067
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                     (13,552)       (200)           -           -             -            -    (1,865)
             Surrenders                         (26,495)    (14,316)           -           -        (2,564)      (2,394)   (1,381)
             Administrative expenses               (510)        (43)           -           -           (46)         (47)      (47)
    Transfers (to)/from the Guarantee Account    88,564     128,048            -           -         6,725       11,012    19,747
    Interfund transfers                          68,627     395,429            -           -       (34,434)      65,282    12,482
---------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                 1,018,782   2,007,948            -           -       169,373      314,314   196,003
---------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995        1,469,667   2,007,948            -           -       191,438      398,276   209,909

    Net premiums                                640,444   2,595,994            -           -             -         (252)        -
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                     (19,704)    (23,500)           -           -        (1,089)      (8,981)   (1,419)
             Surrenders                         (67,829)    (72,281)           -           -        (2,814)      (3,959)   (6,733)
             Administrative expenses             (1,135)     (2,159)           -           -          (103)        (315)     (174)
    Transfers (to)/from the Guarantee Account   117,636     428,333            -           -             -          120         -
    Interfund transfers                         109,440     559,664            -           -       (44,480)    (127,260)  (46,447)
---------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                   778,852   3,486,051            -           -       (48,486)    (140,647)  (54,773)
---------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996        2,248,519   5,493,999            -           -       142,952      257,629   155,136

    Net premiums                                317,380   2,003,590      452,458     553,737            25            -         -
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                     (14,483)    (32,105)        (176)       (968)       (2,194)      (1,620)        -
             Surrenders                        (101,528)   (196,054)      (9,166)     (9,539)      (10,921)     (12,250)   (3,242)
             Loans                                    -           -            -           -             -            -         -
             Administrative expenses             (1,272)     (4,990)         (79)        (66)         (108)        (204)      (81)
    Transfers (to)/from the Guarantee Account   132,093   1,027,864      208,287     207,607          (601)      (6,721)        -
    Interfund transfers                          98,224     303,373      324,762     298,769      (129,153)    (236,834) (151,813)
---------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                   430,414   3,101,678      976,086   1,049,540      (142,952)    (257,629) (155,136)
-----------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997        2,678,933   8,595,677      976,086   1,049,540           -            -           -
-----------------------------------------------------------------------------------------------------------------------------------


(2)      Continued

                                                       Federated Investors Insurance
                                                                  Series
                                                     -----------------------------------
                                                       American        High
                                                        Leaders      Income
                                                      Portfolio       Bonds     Utility
Type II Units                                           Fund II     Fund II     Fund II
----------------------------------------------------------------------------------------

Units outstanding at December 31, 1994                        -           -           -

    Net premiums                                              -     112,682     377,786
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                                   -           -           -
             Surrenders                                       -        (398)     (2,336)
             Administrative expenses                          -           -         (32)
    Transfers (to)/from the Guarantee Account                 -       4,581      19,944
    Interfund transfers                                       -       6,287      68,114
----------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                                 -     123,152     463,476
----------------------------------------------------------------------------------------

Units outstanding at December 31, 1995                        -     123,152     463,476

    Net premiums                                        208,871     343,618     543,077
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                                   -      (1,859)     (3,067)
             Surrenders                                  (2,478)    (25,640)    (28,920)
             Administrative expenses                         (2)       (143)       (566)
    Transfers (to)/from the Guarantee Account            12,459      29,882      81,126
    Interfund transfers                                  46,982     340,979      75,307
----------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                           265,832     686,837     666,957
----------------------------------------------------------------------------------------

Units outstanding at December 31, 1996                  265,832     809,989   1,130,433

    Net premiums                                        998,765     599,938     229,931
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                              (7,020)     (7,987)     (3,557)
             Surrenders                                 (30,390)    (46,149)    (62,619)
             Loans                                            -           -           -
             Administrative expenses                       (399)       (579)       (981)
    Transfers (to)/from the Guarantee Account           355,249     292,000      95,492
    Interfund transfers                                 474,654     239,675     (62,998)
----------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                         1,790,859   1,076,898     195,268
----------------------------------------------------------------------------------------

Units outstanding at December 31, 1997                2,056,691   1,886,887   1,325,701
----------------------------------------------------------------------------------------

(2)      Continued

                                                                                PBHG Insurance
                                                         Alger American          Series Fund          Janus Aspen Series
                                                      -------------------------------------------   ----------------------

                                                                            Large Cap               Aggressive
                                                      Small Cap      Growth    Growth  Growth II        Growth      Growth
Type II Units                                         Portfolio   Portfolio Portfolio  Portfolio     Portfolio   Portfolio
--------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1994                        -           -         -          -       169,799     159,068

    Net premiums                                        291,288     228,664         -          -       781,202   1,408,112
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                                   -           -         -          -             -      (2,390)
             Surrenders                                  (1,324)        (74)        -          -          (487)    (24,299)
             Administrative expenses                         (2)         (3)        -          -           (77)       (303)
    Transfers (to)/from the Guarantee Account            23,122      (9,752)        -          -        84,482     173,800
    Interfund transfers                                  88,174      93,176                            216,085     161,652
--------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                           401,258     312,011         -          -     1,081,205   1,716,572
--------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995                  401,258     312,011         -          -     1,251,004   1,875,640

    Net premiums                                      2,385,857   1,979,744         -          -     1,109,539   1,939,884
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                              (6,505)     (2,249)        -          -        (5,075)    (28,847)
             Surrenders                                 (49,583)    (21,913)        -          -       (20,314)   (111,109)
             Administrative expenses                       (658)       (517)        -          -          (141)     (2,321)
    Transfers (to)/from the Guarantee Account           364,980     234,626         -          -        99,771     288,072
    Interfund transfers                                 472,803     460,475         -          -       227,267     921,603
--------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                         3,166,894   2,650,166         -          -     1,411,047   3,007,282
--------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996                3,568,152   2,962,177         -          -     2,662,051   4,882,922

    Net premiums                                      1,139,813   1,030,593   108,061    306,146       608,750   1,633,216
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                             (25,827)    (23,277)      (63)         -       (22,328)    (36,365)
             Surrenders                                 (95,915)   (104,485)     (998)    (4,853)      (80,725)   (180,611)
             Loans                                            -           -         -          -             -           -
             Administrative expenses                     (3,710)     (2,759)      (28)       (35)       (1,935)     (4,325)
    Transfers (to)/from the Guarantee Account           865,037     527,894    51,297    100,624       253,985     867,094
    Interfund transfers                                 197,908      (9,957)  188,564    174,128        22,869     108,967
--------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                         2,077,306   1,418,009   346,833    576,010       780,616   2,387,976
--------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997                5,645,458   4,380,186   346,833    576,010     3,442,667   7,270,898
--------------------------------------------------------------------------------------------------------------------------


(2)      Continued


                                                                           Janus Aspen Series
                                                   ------------------------------------------------------------------

                                                                                Flexible  International     Capital
                                                       Worldwide    Balanced      Income      Growth      Appreciation
Type II Units                                          Portfolio   Portfolio   Portfolio   Portfolio      Portfolio
----------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1994                   117,700           -           -           -              -

    Net premiums                                         873,533      55,928      30,062           -              -
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                                 (786)        (74)          -           -              -
             Surrenders                                  (10,106)       (831)        (36)          -              -
             Administrative expenses                        (144)        (10)          -           -              -
    Transfers (to)/from the Guarantee Account             88,410       6,328       1,290           -              -
    Interfund transfers                                  158,463      12,197       4,956           -
---------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                          1,109,370      73,538      36,272           -              -
---------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995                 1,227,070      73,538      36,272           -              -

    Net premiums                                       2,853,570     547,525     240,317     388,753              -
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                              (26,212)     (1,525)          -           -              -
             Surrenders                                  (94,535)    (10,808)     (1,714)     (2,959)             -
             Administrative expenses                      (2,275)       (267)        (63)        (11)             -
    Transfers (to)/from the Guarantee Account            475,568      75,940      21,420      47,466              -
    Interfund transfers                                  713,001     308,093      28,937     249,356              -
---------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                          3,919,117     918,958     288,897     682,605              -
---------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996                 5,146,187     992,496     325,169     682,605              -

    Net premiums                                       3,372,062   1,117,148     284,347   1,872,823         55,458
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                              (35,456)     (7,246)     (4,723)    (15,267)             -
             Surrenders                                 (228,974)    (78,945)    (17,933)    (60,571)        (1,630)
             Loans                                             -           -           -           -              -
             Administrative expenses                      (4,300)     (1,005)       (342)       (863)            (7)
    Transfers (to)/from the Guarantee Account          1,289,775     423,506     175,029     576,462         35,560
    Interfund transfers                                  572,391     358,481     107,542     446,411         74,169
---------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                          4,965,498   1,811,939     543,920   2,818,995        163,550
---------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997                10,111,685   2,804,435     869,089   3,501,600        163,550
---------------------------------------------------------------------------------------------------------------------


  (2)   Continued

         Federal Income Taxes

         The Account is not taxed separately because the operations of the Account are part of the total operations of Life of Virginia. Life of Virginia is taxed as a life insurance company under the Internal Revenue Code (the Code). Life of Virginia is included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

         Use of Estimates

         Financial  statements  prepared in conformity  with generally  accepted
         accounting   principles   require  management  to  make  estimates  and
         assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.


   (3)   Related Party Transactions

         Net premiums transferred from Life of Virginia to the Account represent gross premiums recorded by Life of Virginia on its flexible premium variable deferred annuity products, less deductions retained as compensation for premium taxes. For policies issued on or after May 1, 1993, the deduction for premium taxes will be deferred until surrender. For Type I policies, during the first ten years following a premium payment, a charge of .20% of the premium payment is deducted monthly from the policy Account values to reimburse Life of Virginia for certain distribution expenses. In addition, a charge is imposed on full and certain partial surrenders that occur within six years of any premium payment (seven years for certain Type II policies) to cover certain expenses relating to the sale of a policy. Subject to certain limitations, the charge equals 6% (or less) of the premium surrendered, depending on the time between premium payment and surrender.

         Life of Virginia will deduct a charge of $30 per year and $25 plus .15% per year from the policy account values for certain administrative expenses incurred for policy Type I and Type II, respectively. For Type II policies, the $25 charge may be waived if the account value is greater than $75,000. In addition, Life of Virginia charges the Account 1.15% and 1.25% on policy Type I and Type II, respectively, for the mortality and expense risk

   (3)   Continued

         that Life of Virginia assumes. Administrative expenses as well as mortality and risk charges are deducted daily and reflect the effective annual rates.

         GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company.

         Capital Brokerage Corporation, an affiliate of Life of Virginia, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation also serves as principal underwriter for variable life insurance policies issued by Life of Virginia.

         GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .10% for the Government Securities Fund, .50% for the Money Market and Total Return Funds, 1.00% for the International Equity Fund and .85% for the Real Estate Securities Fund. Prior to May 1, 1997, Aon Advisors, Inc. served as investment advisor to the Fund and was subject to the same compensation arrangement as GE Investment Management Incorporated.

         Certain officers and directors of Life of Virginia are also officers and directors of Capital Brokerage Corporation.

===============================================================================